	As filed with the Securities and Exchange	Registration No. 033-75998
	Commission on April 16, 2010	Registration No. 811-02512

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-4

Post-Effective Amendment No. 27 To
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
and Amendment to
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Variable Annuity Account B of
ING Life Insurance and Annuity Company
One Orange Way, Windsor, Connecticut 06095-4774
Depositor’s Telephone Number, including Area Code: (860) 580-2831
Michael A. Pignatella, Counsel
ING US Legal Services
One Orange Way, C1S, Windsor, Connecticut 06095-4774
(Name and Address of Agent for Service)

It is proposed that this filing will become effective:
immediately upon filing pursuant to paragraph (b) of Rule 485
X	on April 30, 2010 pursuant to paragraph (b) of Rule 485
If appropriate, check the following box:
this post-effective amendment designates a new effective date for a previously filed post-effective amendment.
Title of Securities Being Registered: Individual Nonqualified Deferred Fixed and Variable
Annuity Contracts

PART A

ING Life Insurance and Annuity Company

Variable Annuity Account B

Individual Nonqualified Variable Annuity

CONTRACT PROSPECTUS – APRIL 30, 2010

The Contract. The contracts described in this prospectus are individual	The Funds
nonqualified deferred fixed and variable annuity contracts issued by ING	Fidelity® VIP Contrafund® Portfolio
Life Insurance and Annuity Company (the Company, we, us, our). They are	(Initial Class)
intended to provide retirement benefits to individuals who either are not	Fidelity® VIP Equity-Income Portfolio
(Initial Class)
participating in a formal retirement plan or are participating in a formal	Fidelity® VIP Growth Portfolio
retirement plan but want to supplement their benefits.	(Initial Class)
Fidelity® VIP Overseas Portfolio
Why Reading this Prospectus Is Important. This prospectus contains facts	(Initial Class)
about the contracts and their investment options you should know before	ING Balanced Portfolio (Class I)
purchasing. This information will help you decide if the contracts are right	ING BlackRock Large Cap Growth
for you. Please read this prospectus carefully and keep it for future	Portfolio (Class I)
reference.	ING BlackRock Science and Technology
Opportunities Portfolio (Class I)
ING Growth and Income Portfolio
Investment Options. The contracts offer variable investment options and a	(Class I)
fixed interest option. When we establish your account, you instruct us to	ING Intermediate Bond Portfolio
direct your account dollars to any of the available investment options.	(Class I)
ING International Index Portfolio
Variable Investment Options. These options are called subaccounts. The	(Class S)
subaccounts are within Variable Annuity Account B (the separate account),	ING Legg Mason ClearBridge
a separate account of the Company. Each subaccount invests in one of the	Aggressive Growth Portfolio (I
mutual funds listed on this page. Earnings on amounts invested in a	Class)(2)
ING Money Market Portfolio
subaccount will vary depending upon the performance of its underlying	(Class I)
mutual fund. You do not invest directly in or hold shares of the funds.	ING Oppenheimer Global Portfolio
(I Class)
Fixed Interest Option.	ING Oppenheimer Global Strategic
Income Portfolio (I Class)(2)
> Fixed Account	ING RussellTM Large Cap Growth Index
Portfolio (Class I)
Except as specifically mentioned, this prospectus describes only the variable	ING Strategic Allocation Conservative
investment options. However, we describe the Fixed Account in Appendix I	Portfolio (Class I)(1)
of this prospectus.	ING Strategic Allocation Growth
Portfolio (Class I)(1)
Risks Associated with Investing in the Funds. The funds in which the	ING Strategic Allocation Moderate
subaccounts invest have various risks. Information about the risks of	Portfolio (Class I)(1)
ING Templeton Foreign Equity Portfolio
investing in the funds is located in the “Investment Options” section on	(I Class)
page 10 and in each fund prospectus. Read this prospectus in conjunction	ING Thornburg Value Portfolio
with the fund prospectuses, and retain the prospectuses for future reference.	(I Class)
ING T. Rowe Price Diversified Mid Cap
These contracts are not deposits with, obligations of or guaranteed or	Growth Portfolio (I Class)
endorsed by any bank, nor are they insured by the FDIC. The contracts	ING T. Rowe Price Growth Equity
are subject to investment risk, including the possible loss of the	Portfolio (I Class)
principal amount invested.	ING UBS U.S. Large Cap Equity
Portfolio (I Class)ING Van Kampen
Equity and Income Portfolio (I
Class)

(1)	These funds are structured as fund of funds that invest directly in shares of underlying funds. See “Fees – Fund Fees and Expenses” for additional information.
(2)	This fund has changed its name to the name listed above. See Appendix II – Description of Underlying Funds for a
complete list of former and current fund names.

PRO.75998-08

CONTRACT PROSPECTUS – APRIL 30, 2010 (CONTINUED)
Compensation. We pay compensation to broker/dealers whose registered representatives sell the contracts.
See “Contract Distribution” for further information about the amount of compensation we pay.

Getting Additional Information. If you received a summary prospectus for any of the funds available through your contract, you may obtain a full prospectus and other fund information free of charge by either accessing the internet address, calling the telephone number or sending an email request to the contact information show on the front of the fund’s summary prospectus. You may obtain the April 30, 2010 Statement of Additional Information (SAI) free of charge by indicating your request on your application materials, by calling the Company at 1-800-262-3862 or by writing us at the address listed in the “Contract Overview - Questions: Contacting the Company” section of this prospectus. You may also obtain a prospectus or an SAI for any of the funds by calling that number. This prospectus, the SAI and other information about the separate account may be obtained by accessing the Securities and Exchange Commission’s (SEC) web site, http://www.sec.gov. Copies of this information may also be obtained, after paying a duplicating fee, by contacting the SEC Public Branch. Information on the operation of the SEC Public
Reference Branch may be obtained by calling 1-202-551-8090 or 1-800-SEC-0330, e-mailing publicinfo@sec.gov or by writing to SEC Public Reference Branch, 100 F Street, NE, Room 1580, Washington, D.C. 20549. When
looking for information regarding the contracts offered through this prospectus, you may find it useful to use the number assigned to the registration statement under the Securities Act of 1933. This number is 033-75998. The SAI table of contents is listed on page 40 of this prospectus. The SAI is incorporated into this prospectus by reference.

Additional Disclosure Information. Neither the SEC nor any state securities commission has approved or disapproved the securities offered through this prospectus or passed on the accuracy or adequacy of this prospectus.
Any representation to the contrary is a criminal offense. We do not intend for this prospectus to be an offer to sell or a solicitation of an offer to buy these securities in any state that does not permit their sale. We have not authorized anyone to provide you with information that is different from that contained in this prospectus.

PRO.75998-10

TABLE OF CONTENTS

Contract Overview			4
Contract Design
Contract Facts
Questions: Contacting the Company (sidebar)
Sending Forms and Written Requests in Good Order (sidebar)
Contract Phases: The Accumulation Phase, The Income Phase			5
Fee Table			6
Condensed Financial Information			8
Variable Annuity Account B			8
The Company			9
Investment Options			10
Transfers Among Investment Options			12
Purchase and Rights			15
Right to Cancel			16
Fees			17
Your Account Value			21
Withdrawals			23
Systematic Distribution Options			24
Death Benefit			25
The Income Phase			27
Contract Distribution			30
Tax Considerations			33
Other Topics			38
Payment Delay or Suspension - Performance Reporting - Voting Rights - Contract Modification - Transfer of
Ownership: Assignment - Legal Matters and Proceedings
Contents of the Statement of Additional Information			40
Appendix I	-	Fixed Account	41
Appendix II	-	Description of Underlying Funds	42
Appendix III	-	Condensed Financial Information	CFI - 1

PRO.75998-10		3

CONTRACT OVERVIEW
Questions: Contacting the
Company. To answer your	The following summarizes contract information. Read each section of this
questions, contact your local	prospectus for additional information.
representative or write or call the
Company through:	Contract Design

ING	The contracts described in this prospectus are individual nonqualified
USFS Customer Service	fixed and variable annuity contracts. They are intended as a retirement
Defined Contribution	savings vehicle that defers taxes on investment earnings and offers a
Administration	variety of investment options to help meet long-term financial goals.
P.O. Box 990063
Hartford, CT 06199-0063	Contract Facts
1-800-262-3862
Free Look/Right to Cancel: You may cancel your contract within ten
Sending Forms and Written	days (some states may require more than ten days) of receipt. See “Right
Requests in Good Order.	to Cancel.”
If you are writing to change your
beneficiary, request a withdrawal,	Death Benefit: Your beneficiary may receive a financial benefit in the
or for any other purpose, contact	event of your death during both the accumulation and income phases. The
us or your local representative to	availability of a death benefit during the income phase depends on the
learn what information is required	income phase payment option selected. See “Death Benefit” and “The
for the request to be in “good	Income Phase.”
order.” By contacting us, we can
provide you with the appropriate	Withdrawals: During the accumulation phase you may withdraw all or
administrative form for your	part of your account value. Certain fees, taxes and early withdrawal
requested transaction.	penalties may apply. See “Withdrawals.”

Generally, a request is considered	Systematic Distribution Options: These are made available for you to
to be in “good order” when it is	receive periodic withdrawals from your account, while retaining the
signed, dated and made with such	account in the accumulation phase. See “Systematic Distribution
clarity and completeness that we	Options.”
are not required to exercise any
discretion in carrying it out.	Fees and Expenses: Certain fees and expenses are deducted from the value of your contract. See “Fee Table” and “Fees.”
We can only act upon requests that
are received in good order.	Taxation: You will generally not pay taxes on any earnings from the annuity contract described in this prospectus until they are withdrawn.
Taxes will generally be due when you receive a distribution. Tax penalties may apply in some circumstances. See “Tax Considerations.”

PRO.75998-10	4

Contract Phases

I. The Accumulation Phase (accumulating dollars under your contract)

STEP 1: You provide us with your completed	Payments to
application and initial purchase payment. We	Your Account
establish an account for you and credit that		Step 1 ||
account with your initial purchase payment.
ING Life Insurance and Annuity Company
STEP 2: You direct us to invest your purchase
payment in one or more of the following	(a) ||	Step 2		(b) ||
Variable Annuity
investment options:	Fixed		Account B
Interest
(a) Fixed Interest Option	Option	Variable Investment Options
(b) Variable Investment Options. (The variable
investment options are the subaccounts of		The Subaccounts
Variable Annuity Account B. Each one
invests in a specific mutual fund.)	A		B	Etc.
	||	Step 3	||
STEP 3: Each subaccount you select purchases
shares of its assigned fund.	Mutual		Mutual
	Fund A		Fund B

II. The Income Phase (receiving income phase payments from your contract)

When you want to begin receiving payments from your contract, you may select from the options available. The contract offers several income phase payment options (see “The Income Phase”). In general, you may:

>	Receive income phase payments for a specified period of time or for life;
>	Receive income phase payments monthly, quarterly, semi-annually or annually;
>	Select an income phase payment option that provides for payments to your beneficiary; and
>	Select income phase payments that are fixed or that vary depending on the performance of the variable investment options you select.

PRO.75998-10	5

FEE TABLE
In This Section:
>	Maximum Contract Holder	The following tables describe the fees and expenses that you will pay
	Transaction Expenses	when buying, owning, and withdrawing from your contract. The first
>	Annual Maintenance Fee	table describes the fees and expenses that you will pay at the time that
>	Maximum Separate Account	you buy the contract, withdraw from the contract, or transfer cash
	Annual Expenses	value between investment options. State premium taxes may also be deducted.* See “The Income Phase” for fees that may apply after you
>	Total Annual Fund Operating	begin receiving payments under the contract.
Expenses

>	Hypothetical Examples	Maximum Contract Holder Transaction Expenses
>	Fees Deducted by the Funds
Early Withdrawal Charge[1]
See “Fees” for:		(as a percentage of amount withdrawn)	5%
>	How, When and Why Fees
	are Deducted	[1] This is a deferred sales charge. The percentage will be determined by
>	Reduction, Waiver and/or	the applicable early withdrawal charge schedule in the “Fees” section.
	Elimination of Certain Fees	In certain cases, this charge may not apply to a portion or all of your
>	Redemption Fees	withdrawal. The early withdrawal charge reduces over time. These fees
>	Premium and Other Taxes	may be waived, reduced or eliminated in certain circumstances. See the
“Fees” section.

The next table describes the fees and expenses that you will pay periodically during the time that you own the contract, not including fund fees and expenses.

Annual Maintenance Fee
		Installment Purchase Payment Contracts[2]	$20.00

Maximum Separate Account Annual Expenses
(as a percentage of average account value)

		Mortality and Expense Risk Charge	1.25%
		Administrative Expense Charge[3]	0.00% - 0.25%
		Total Separate Account Annual Expenses	1.25% - 1.50%

[2] The annual maintenance fee is generally deducted only from installment purchase payment contracts. Under certain contracts, the annual maintenance fee may also be deducted upon full withdrawals.
See “Fees - Annual Maintenance Fee.”
3 We currently do not impose this charge, however; if allowed by your contract, we reserve the right to charge up to 0.25% annually. See
“Fees - Administrative Expense Charge.”

* State premium taxes (which currently range from 0% to 4% of premium payments) may apply but are not reflected in the fee tables or examples. See “Premium and Other Taxes.”

PRO.75998-10		6

The next item shows the minimum and maximum total operating expenses charged by the funds that you may pay periodically during the time that you own the contract. The minimum and maximum expenses listed below are based on expenses for the funds’ most recent fiscal year ends without taking into account any fee waiver or expense reimbursement arrangements that may apply. More detail concerning each fund’s fees and expenses is contained in the prospectus for each fund.


Total Annual Fund Operating Expenses	Minimum	Maximum
(expenses that are deducted from fund assets, including management fees
and other expenses)	0.37%	1.07%

Hypothetical Examples

The following Examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract holder transaction expenses, contract fees including the annual maintenance fee of $20 (converted to a percentage of assets equal to
(0.070%), separate account annual expenses, and fund fees and expenses.

Example 1: The following Examples assume that you invest $10,000 in the contract for the time periods indicated.
The Examples also assume that your investment has a 5% return each year and assume the maximum fees and expenses of any of the funds. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(A) If you withdraw your entire account value at the				(B) If you do not withdraw your entire account
end of the applicable time period*:				value or if you select an income phase payment
option at the end of the applicable time period**:

1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years

$728	$1,303	$1,906	$2,974	$267	$821	$1,400	$2,974

Example 2: The following Examples assume that you invest $10,000 in the contract for the time periods indicated.
The Examples also assume that your investment has a 5% return each year and assume the minimum fees and expenses of any of the funds. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(A) If you withdraw your entire account value at the				(B) If you do not withdraw your entire account
end of the applicable time period*:				value or if you select an income phase payment
option at the end of the applicable time period**:

1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years

$661	$1,102	$1,570	$2,265	$197	$609	$1,047	$2,265

*	This example reflects deduction of an early withdrawal charge calculated using the schedule applicable to Installment Purchase Payment Contracts. The Installment Purchase Payment Contracts schedule is listed in “Fees.” Under that schedule, if only one $10,000 payment was made as described above, fewer than 5 purchase payment periods would have been completed at the end of years 1, 3 and 5, and the 5% charge would apply. At the end of the tenth year the early withdrawal charge is waived regardless of the number of purchase payment periods completed, and no early withdrawal charge would apply.
**	This example does not apply during the income phase if you elect to receive income phase payments under a nonlifetime variable payment option and subsequently request a lump-sum withdrawal after the income phase payments start. In this circumstance, the lump-sum payment is treated as a withdrawal during the accumulation phase and may be subject to an early withdrawal charge as shown in Example A.


PRO.75998-10

Fees Deducted by the Funds

Fund Fee Information. The fund prospectuses show the investment advisory fees, 12b-1 fees and other expenses including service fees (if applicable) charged annually by each fund. See the “Fees” section of this prospectus, and the fund prospectuses, for further information. Fund fees are one factor that impact the value of a fund share. To learn about additional factors, refer to the fund prospectuses.

The Company may receive compensation from each of the funds or the funds’ affiliates based on an annual percentage of the average net assets held in that fund by the Company. The percentage paid may vary from one fund company to another. For certain funds, some of this compensation may be paid out of 12b-1 fees or service fees that are deducted from fund assets. Any such fees deducted from fund assets are disclosed in the fund prospectuses. The Company may also receive additional compensation from certain funds for administrative, recordkeeping or other services provided by the Company to the funds or the funds’ affiliates. These additional payments may also be used by the Company to finance distribution. These additional payments are made by the funds or the funds’ affiliates to the Company and do not increase, directly or indirectly, the fund fees and expenses. See “Fees - Fund Fees and Expenses” for additional information.

In the case of fund companies affiliated with the Company, where the affiliated investment adviser employs subadvisers to manage the funds, no direct payments are made to the Company or the affiliated investment adviser by the subadvisers. Subadvisers may provide reimbursement for employees of the Company or its affiliates to attend business meetings or training conferences. Investment management fees are apportioned between the affiliated investment adviser and subadviser. This apportionment varies by subadviser, resulting in varying amounts of revenue retained by the investment adviser. This apportionment of the investment advisory fee does not increase, directly or indirectly, fund fees and expenses. See “Fees - Fund Fees and Expenses” for additional information.

How Fees are Deducted. Fees are deducted from the value of the fund shares on a daily basis, which in turn affects the value of each subaccount that purchases fund shares.

CONDENSED FINANCIAL INFORMATION

Understanding Condensed Financial Information. In Appendix III of this prospectus, we provide condensed financial information about Variable Annuity Account B subaccounts you may invest in through the contract. The tables show value of the subaccounts over the past 10 years. For subaccounts that were not available 10 years ago, we show the year-end unit values of each subaccount from the time purchase payments were first received in the subaccounts under the contract.

Financial Statements. The statements of assets and liabilities, the statements of operations, the statements of changes in net assets and the related notes to financial statements for Variable Annuity Account B and the consolidated financial statements and the related notes to financial statements for ING Life Insurance and Annuity Company (the Company) are located in the Statement of Additional Information.

VARIABLE ANNUITY ACCOUNT B

We established Variable Annuity Account B (the “separate account”) under Connecticut Law in 1976 as a continuation of the separate account established in 1974 under Arkansas law by Aetna Variable Annuity Life Insurance Company. The separate account was established as a segregated asset account to fund variable annuity contracts. The separate account is registered as a unit investment trust under the Investment Company Act of 1940 (the “40 Act”). It also meets the definition of “separate account” under the federal securities laws.

The separate account is divided into “subaccounts.” Each subaccount invests directly in shares of a pre-assigned fund.

Although we hold title to the assets of the separate account, such assets are not chargeable with the liabilities of any other business that we conduct. Income, gains or losses of the separate account are credited to or charged against the assets of the separate account without regard to other income, gains or losses of ING Life Insurance and Annuity Company. All obligations arising under the contracts are obligations of ING Life Insurance and Annuity Company.

PRO.75998-10

THE COMPANY
ING Life Insurance and Annuity Company (the Company, we, us, our) issues the contracts described in this prospectus and is responsible for providing each contract’s insurance and annuity benefits. We are a direct, wholly owned subsidiary of Lion Connecticut Holding Inc.

We are a stock life insurance company organized under the insurance laws of the State of Connecticut in 1976 and an indirect wholly owned subsidiary of ING Groep N.V. (“ING”), a global financial institution active in the fields of insurance, banking and asset management. Through a merger, our operations include the business of Aetna Variable
Annuity Life Insurance Company (formerly known as Participating Annuity Life Insurance Company, an Arkansas
life insurance company organized in 1954). Prior to January 1, 2002, the Company was known as Aetna Life
Insurance and Annuity Company.

As part of a restructuring plan approved by the European Commission, ING Groep N.V. has agreed to separate its banking and insurance business by 2013. ING Groep N.V. intends to achieve this separation over the next four years by divestment of its insurance and investment management operations, including the Company. ING Groep has announced that it will explore all options for implementing the separation including initial public offerings, sales or a combination thereof.

We are engaged in the business of issuing life insurance and annuities. Our principal executive offices are located at:

One Orange Way
Windsor, Connecticut 06095-4774

Regulatory Developments - the Company and the Industry. As with many financial services companies, the
Company and its affiliates have received informal and formal requests for information from various state and federal governmental agencies and self-regulatory organizations in connection with inquiries and investigations of the products and practices of the financial services industry. In each case, the Company and its affiliates have been and are providing full cooperation.

Insurance and Retirement Plan Products and Other Regulatory Matters. Federal and state regulators and self-
regulatory agencies are conducting broad inquiries and investigations involving the insurance and retirement industries. These initiatives currently focus on, among other things, compensation, revenue sharing, and other sales incentives; potential conflicts of interest; sales and marketing practices (including sales to seniors); specific product types (including group annuities and indexed annuities); product administrative issues; and disclosure. The
Company and certain of its U.S. affiliates have received formal and informal requests in connection with such investigations, and have cooperated and are cooperating fully with each request for information. Some of these matters could result in regulatory action involving the Company.
These initiatives also may result in new legislation and regulation that could significantly affect the financial services industry, including businesses in which the Company is engaged.

In light of these and other developments, U.S. affiliates of ING, including the Company, periodically review whether modifications to their business practices are appropriate.

Investment Product Regulatory Issues. Since 2002, there has been increased governmental and regulatory activity relating to mutual funds and variable insurance products. This activity has primarily focused on inappropriate trading of fund shares; directed brokerage; compensation; sales practices, suitability, and supervision; arrangements with service providers; pricing; compliance and controls; adequacy of disclosure; and document retention.

In addition to responding to governmental and regulatory requests on fund trading issues, ING management, on its own initiative, conducted, through special counsel and a national accounting firm, an extensive internal review of mutual fund trading in ING insurance, retirement, and mutual fund products. The goal of this review was to identify any instances of inappropriate trading in those products by third parties or by ING investment professionals and other ING personnel.

PRO.75998-10

The internal review identified several isolated arrangements allowing third parties to engage in frequent trading of mutual funds within the variable insurance and mutual fund products of certain affiliates of the Company, and identified other circumstances where frequent trading occurred despite measures taken by ING intended to combat market timing. Each of the arrangements has been terminated and disclosed to regulators, to the independent trustees of ING Funds (U.S.) and in Company reports previously filed with the Securities and Exchange Commission (“SEC”) pursuant to the Securities Exchange Act of 1934, as amended.


Action has been or may be taken with respect to certain ING affiliates before investigations relating to fund trading are completed. The potential outcome of such action is difficult to predict but could subject certain affiliates to adverse consequences, including, but not limited to, settlement payments, penalties, and other financial liability. It is not currently anticipated, however, that the actual outcome of any such action will have a material adverse effect on ING or ING’s U.S. based operations, including the Company.

Product Regulation. Our products are subject to a complex and extensive array of state and federal tax, securities and insurance laws, and regulations, which are administered and enforced by a number of governmental and self regulatory authorities, including state insurance regulators, state securities administrators, the SEC, the Financial
Industry Regulatory Authority (“FINRA”), the Department of Labor and the Internal Revenue Service (“IRS”).For
example, U.S. federal income tax law imposes requirements relating to product design, administration, and investments that are conditions for beneficial tax treatment of such products under the Tax Code. See “TAX
CONSIDERATIONS” for further discussion of some of these requirements. Failure to administer certain product features could affect such beneficial tax treatment. In addition, state and federal securities and insurance laws impose requirements relating to insurance and annuity product design, offering and distribution, and administration. Failure to meet any of these complex tax, securities, or insurance requirements could subject the
Company to administrative penalties imposed by a particular governmental or self regulatory authority and unanticipated claims and costs associated with remedying such failure. Additionally, such failure could harm the
Company’s reputation, interrupt the Company’s operations or adversely impact profitability.
INVESTMENT OPTIONS

The contract offers variable investment options and a fixed interest option.

Variable Interest Options. These options are called subaccounts. The subaccounts are within Variable Annuity
Account B (the separate account), a separate account of the Company. Each subaccount invests in a specific mutual fund. You do not invest directly in or hold shares of the funds.

Mutual Fund (fund) Descriptions. We provide brief descriptions of the funds in Appendix II. Investment results of the funds are likely to differ significantly and there is no assurance that any of the funds will achieve their respective investment objectives. Shares of the funds will rise and fall in value and you could lose money by investing in the funds. Shares of the funds are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, the Federal Deposit Insurance Corporation or any other government agency. Unless otherwise noted, all funds are diversified as defined under the Investment Company Act of 1940. Refer to the fund prospectuses for additional information. Fund prospectuses may be obtained free of charge at the address and phone number listed in
“Contract Overview - Questions: Contacting the Company,” by accessing the SEC’s web site or by contacting the
SEC Public Reference Branch.

PRO.75998-10

Fixed Interest Option. The Fixed Account guarantees payment of the minimum interest rate specified in the contract. For a description of the Fixed Account, see Appendix I.

  Choose options appropriate for you. Your sales representative can help you evaluate which investment options may be appropriate for your financial goals.
  Understand the risks associated with the options you choose. Some subaccounts invest in funds that are considered riskier than others. Funds with additional risks are expected to have values that rise and fall more rapidly and to a greater degree than other funds. For example, funds investing in foreign or international securities are subject to risks not associated with domestic investments, and their investment performance may vary accordingly. Also, funds using derivatives in their investment strategy may be subject to additional risks.
  Be informed. Read this prospectus, the fund prospectuses and Appendix I.

Limits on Availability of Options. Some funds or the fixed interest option may be unavailable through your contract or in your state. We may add, withdraw or substitute funds, subject to conditions in your contract and compliance with regulatory requirements. In the case of a substitution, the new fund may have different fees and charges than the fund it replaced.

Limits on How Many Investment Options You May Select. You may select no more than 18 investment options during the accumulation phase. Each subaccount you select and the Fixed Account counts as one option once you have made an allocation to it, even if you no longer have amounts allocated to that option.
Additional Risks of Investing in the Funds.

Insurance-Dedicated Funds (Mixed and Shared Funding). The funds described in this prospectus are available only to insurance companies for their variable contracts (or directly to certain retirement plans, as allowed by the
Tax Code). Such funds are often referred to as “insurance-dedicated funds,” and are used for “mixed” and “shared”
funding.
“Mixed funding” occurs when shares of a fund, which the subaccount buys for variable annuity contracts, are bought for variable life insurance contracts issued by us or other insurance companies.

“Shared funding” occurs when shares of a fund, which the subaccount buys for variable annuity contracts, are also bought by other insurance companies for their variable annuity contracts.

  Mixed - bought for annuities and life insurance
  Shared - bought by more than one company

It is possible that a conflict of interest may arise due to mixed and/or shared funding, which could adversely impact the value of a fund. For example, if a conflict of interest occurred and one of the subaccounts withdrew its investment in a fund, the fund may be forced to sell its securities at disadvantageous prices, causing its share value to decrease. Each fund’s Board of Directors or Trustees will monitor events to identify any conflicts which may arise and to determine what action, if any, should be taken to address such conflicts.

PRO.75998-10

TRANSFERS AMONG INVESTMENT OPTIONS

During the accumulation phase, you may transfer amounts among the available subaccounts. Transfers from the
Fixed Account may be restricted as outlined in Appendix I, and the total number of investment options that you may select during the accumulation period is limited. See “Investment Options - Limits on How Many Investment
Options You May Select.” The minimum transfer amount is $500. You may establish automated transfers of account value. See “Dollar Cost Averaging.” Transfers must be made in accordance with the terms of your contract. You may not make transfers once you enter the income phase. See “The Income Phase.”

Transfer Requests. Requests may be made in writing, by telephone or, where applicable, electronically.

Limits on Frequent or Disruptive Transfers

The contract is not designed to serve as a vehicle for frequent transfers. Frequent transfer activity can disrupt management of a fund and raise its expenses through:

  Increased trading and transaction costs;
  Forced and unplanned portfolio turnover;
  Lost opportunity costs; and
  Large asset swings that decrease the fund’s ability to provide maximum investment return to all contract owners.

This in turn can have an adverse effect on fund performance. Accordingly, individuals or organizations that use market-timing investment strategies or make frequent transfers should not purchase the contract.

Excessive Trading Policy. We and the other members of the ING family of companies that provide multi-fund variable insurance and retirement products have adopted a common Excessive Trading Policy to respond to the demands of the various fund families that make their funds available through our products to restrict excessive fund trading activity and to ensure compliance with Rule 22c-2 of the 1940 Act.

We actively monitor fund transfer and reallocation activity within our variable insurance products to identify violations of our Excessive Trading Policy. Our Excessive Trading Policy is violated if fund transfer and reallocation activity:

  Meets or exceeds our current definition of Excessive Trading, as defined below; or
  Is determined, in our sole discretion, to be disruptive or not in the best interests of other owners of our variable insurance and retirement products.

We currently define “Excessive Trading” as:

  More than one purchase and sale of the same fund (including money market funds) within a 60 calendar day period (hereinafter, a purchase and sale of the same fund is referred to as a “round-trip”). This means two or more round-trips involving the same fund within a 60 calendar day period would meet our definition of Excessive Trading; or
  Six round-trips involving the same fund within a rolling twelve month period.

The following transactions are excluded when determining whether trading activity is excessive:

  Purchases or sales of shares related to non-fund transfers (for example, new purchase payments, withdrawals and loans);
  Transfers associated with scheduled dollar cost averaging, scheduled rebalancing, or scheduled asset allocation programs;
  Purchases and sales of fund shares in the amount of $5,000 or less;
  Purchases and sales of funds that affirmatively permit short-term trading in their fund shares, and movement between such funds and a money market fund; and
  Transactions initiated by us, another member of the ING family of companies, or a fund.

PRO.75998-10

If we determine that an individual or entity has made a purchase of a fund within 60 days of a prior round-trip involving the same fund, we will send them a letter (once per year) warning that another sale of that same fund within 60 days of the beginning of the prior round-trip will be deemed to be Excessive Trading and result in a six month suspension of their ability to initiate fund transfers or reallocations through the Internet, facsimile, Voice
Response Unit (VRU), telephone calls to the ING Customer Service Center, or other electronic trading medium that we may make available from time to time (“Electronic Trading Privileges”). Likewise, if we determine that an individual or entity has made five round-trips involving the same fund within a rolling twelve month period, we will send them a letter warning that another purchase and sale of that same fund within twelve months of the initial purchase in the first round-trip will be deemed to be Excessive Trading and result in a suspension of their Electronic
Trading Privileges. According to the needs of the various business units, a copy of any warning letters may also be sent, as applicable, to the person(s) or entity authorized to initiate fund transfers or reallocations, the agent/registered representative, or the investment adviser for that individual or entity. A copy of the warning letters and details of the individual’s or entity’s trading activity may also be sent to the fund whose shares were involved in the trading activity.

If we determine that an individual or entity has violated our Excessive Trading Policy, we will send them a letter stating that their Electronic Trading Privileges have been suspended for a period of six months. Consequently, all fund transfers or reallocations, not just those that involve the fund whose shares were involved in the activity that violated our Excessive Trading Policy, will then have to be initiated by providing written instructions to us via regular U.S. mail. Suspension of Electronic Trading Privileges may also extend to products other than the product through which the Excessive Trading activity occurred. During the six month suspension period, electronic “inquiry only” privileges will be permitted where and when possible. A copy of the letter restricting future transfer and reallocation activity to regular U.S. mail and details of the individual’s or entity’s trading activity may also be sent, as applicable, to the person(s) or entity authorized to initiate fund transfers or reallocations, the agent/registered representative or investment adviser for that individual or entity, and the fund whose shares were involved in the activity that violated our Excessive Trading Policy.

Following the six month suspension period during which no additional violations of our Excessive Trading Policy are identified, Electronic Trading Privileges may again be restored. We will continue to monitor the fund transfer and reallocation activity, and any future violations of our Excessive Trading Policy will result in an indefinite suspension of Electronic Trading Privileges. A violation of our Excessive Trading Policy during the six month suspension period will also result in an indefinite suspension of Electronic Trading Privileges.

We reserve the right to suspend Electronic Trading Privileges with respect to any individual or entity, with or without prior notice, if we determine, in our sole discretion, that the individual’s or entity’s trading activity is disruptive or not in the best interests of other owners of our variable insurance and retirement products, regardless of whether the individual’s or entity’s trading activity falls within the definition of Excessive Trading set forth above.

Our failure to send or an individual’s or entity’s failure to receive any warning letter or other notice contemplated under our Excessive Trading Policy will not prevent us from suspending that individual’s or entity’s Electronic
Trading Privileges or taking any other action provided for in our Excessive Trading Policy.

The Company does not allow exceptions to our Excessive Trading Policy. We reserve the right to modify our
Excessive Trading Policy, or the policy as it relates to a particular fund, at any time without prior notice, depending on, among other factors, the needs of the underlying fund(s), the best interests of contract owners and fund investors, and/or state or federal regulatory requirements. If we modify our policy, it will be applied uniformly to all contract owners or, as applicable, to all contract owners investing in the underlying fund.

Our Excessive Trading Policy may not be completely successful in preventing market-timing or excessive trading activity. If it is not completely successful, fund performance and management may be adversely affected, as noted
above.

PRO.75998-10

Limits Imposed by the Funds. Each underlying fund available through the variable insurance and retirement products offered by us and/or the other members of the ING family of companies, either by prospectus or stated
policy, has adopted or may adopt its own excessive/frequent trading policy, and orders for the purchase of fund shares are subject to acceptance or rejection by the underlying fund. We reserve the right, without prior notice, to implement fund purchase restrictions and/or limitations on an individual or entity that the fund has identified as violating its excessive/frequent trading policy and to reject any allocation or transfer request to a subaccount if the corresponding fund will not accept the allocation or transfer for any reason. All such restrictions and/or limitations
(which may include, but are not limited to, suspension of Electronic Trading Privileges and/or blocking of future purchases of a fund or all funds within a fund family) will be done in accordance with the directions we receive from the fund.

Agreements to Share Information with Fund Companies. As required by Rule 22c-2 under the 1940 Act, we have entered into information sharing agreements with each of the fund companies whose funds are offered through the contract. Contract owner trading information is shared under these agreements as necessary for the fund companies to monitor fund trading and our implementation of our Excessive Trading Policy. Under these agreements, the Company is required to share information regarding contract owner transactions, including but not limited to information regarding fund transfers initiated by you. In addition to information about contract owner transactions, this information may include personal contract owner information, including names and social security numbers or other tax identification numbers.

As a result of this information sharing, a fund company may direct us to restrict a contract owner’s transactions if the fund determines that the contract owner has violated the fund’s excessive/frequent trading policy. This could include the fund directing us to reject any allocations of purchase payments or contract value to the fund or all funds within the fund family.

Charges for Transfers. We currently do not charge for transfers.

Value of Your Transferred Dollars. The value of amounts transferred into or out of subaccounts will be based on the subaccount unit values next determined after we receive your transfer request in good order at our the address listed in “Contract Overview-Questions: Contacting the Company,” or, if you are participating in the dollar cost averaging program, after your scheduled transfer.

Telephone and Electronic Transactions: Security Measures. To prevent fraudulent use of telephone and electronic transactions (including, but not limited to, Internet transactions), we have established security procedures.
These include recording calls on our toll-free telephone lines and requiring use of a personal identification number
(PIN) to execute transactions. You are responsible for keeping your PIN and account information confidential. If we fail to follow reasonable security procedures, we may be liable for losses due to unauthorized or fraudulent telephone or other electronic transactions. We are not liable for losses resulting from following telephone or electronic instructions we believe to be genuine. If a loss occurs when we rely on such instructions, you will bear the loss.

The Dollar Cost Averaging Program. Dollar cost averaging is an investment strategy whereby you purchase fixed dollar amounts of an investment at regular intervals, regardless of price. Under this program a fixed dollar amount is automatically transferred from one of your investment options to one or more of the subaccounts. Transfers from the
Fixed Account under the dollar cost averaging program may be restricted. (See Appendix I.) Dollar cost averaging neither ensures a profit nor guarantees against loss in a declining market. You should consider your financial ability to continue purchases through periods of low price levels. There is no additional charge for this program. For additional information about this program, contact your local representative or call us at the number listed in
“Contract Overview - Questions: Contacting the Company.” Subaccount reallocations or changes outside of the dollar cost averaging may affect the program. Changes such as fund mergers, substitutions, or closures may also affect the program.

PRO.75998-10

PURCHASE AND RIGHTS

How to Purchase

Complete the application and deliver it along with your initial purchase payment to us. Upon our approval, we issue you a contract and set up an account for you.
Two types of contracts are available.
Installment Purchase Payment contracts. Under these contracts, you make continuing periodic payments.
Single Purchase Payment contracts. Under these contracts you make a single payment to the contract or a lump-sum transfer of amounts accumulated under a pre-existing annuity or retirement arrangement.
Amounts
The minimum payment for a single purchase payment contract is $5,000.
Installment purchase payments must be at least $100 per month ($1,200 annually) and may not be less than $25 payment.

Acceptance or Rejection of Your Application. We must accept or reject your application within two business days of receipt. If the application is incomplete, we may hold any forms and accompanying purchase payment(s) for five business days. We may hold purchase payments for longer periods, pending acceptance of the application, only with your permission. If the application is rejected, the application and any purchase payments will be returned to you.

Allocating Purchase Payments to the Investment Options. We will allocate your purchase payments among the investment options you select. Allocations must be in whole percentages and there may be a limit on the number of investment options you may select. When selecting investment options, you may find it helpful to review the
“Investment Options” section.

Factors to Consider in the Purchase Decision. The decision to purchase the contract should be discussed with your financial representative. Make sure that you understand the investment options it provides, its other features, the risks and potential benefits you will face, and the fees and expenses you will incur when, together with your financial representative, you consider an investment in the contract. You should pay attention to the following issues, among others:

1.	Long-Term Investment - This contract is a long-term investment, and is typically most useful as part of a personal retirement plan. Early withdrawals may expose you to early withdrawal charges or tax penalties. The value of deferred taxation on earnings grows with the amount of time funds are left in the contract. You should not participate in this contract if you are looking for a short-term investment or expect to need to make withdrawals before you are 59½.
2.	Investment Risk - The value of investment options available under this contract may fluctuate with the markets and interest rates. You should not participate in this contract in order to invest in these options if you cannot risk getting back less money than you put in.
3.	Features and Fees - The fees for this contract reflect costs associated with the features and benefits it provides. As you consider this contract, you should determine the value that these various benefits and features have for you, given your particular circumstances, and consider the charges for those features.
4.	Exchanges - Replacing an existing insurance contract with this contract may not be beneficial to you. If this contract will be a replacement for another annuity contract, you should compare the two options carefully, compare the costs associated with each, and identify additional benefits available under this contract. You should consider whether these additional benefits justify incurring a new schedule of early withdrawal charges or any increased charges that might apply under this contract. Also, be sure to talk to your financial professional or tax adviser to make sure that the exchange will be handled so that it is tax-free.

PRO.75998-10

When considering whether to purchase or participate in the contract, you should consult with your financial representative about your financial goals, investment time horizon and risk tolerance.

Other Products. We and our affiliates offer various other products with different features and terms than these contracts, which may offer some or all of the same funds. These products have different benefits, fees and charges, and may offer different share classes of the funds offered in this contract that are less expensive. These other products may or may not better match your needs. You should be aware that there are alternative options available, and, if you are interested in learning more about these other products, contact your registered representative.

RIGHT TO CANCEL

When and How to Cancel. You may cancel the contract within ten days of receipt (some states require more than ten days) by returning it to the address listed in “Contract Overview-Questions: Contacting the Company” along with a written notice of cancellation.

Refunds. We will issue you a refund within seven calendar days of our receipt of your contract and written notice of cancellation. Unless your state requires otherwise, your refund will equal the purchase payments made plus any earnings or minus any losses attributable to those amounts allocated to the subaccounts. Any mortality and expense risk charges and administrative expense charges (if any) deducted during the period you held the contract will not be returned. We will not deduct an early withdrawal charge. In other words, you will bear the entire investment risk for amounts allocated among the subaccounts during this period and the amount refunded could be less than the amount paid. If your state requires, we will refund all purchase payments made.

If the purchase payments for your cancelled contract came from a transfer or rollover from another contract issued by us or one of our affiliates where an early withdrawal charge was reduced or eliminated, the purchase payments will be restored to your prior contract.

PRO.75998-10

FEES
		Types of Fees
The following repeats and adds to information provided under “Fee Table.”		The following types of fees or
Please review both sections for information on fees.		deductions may affect your
account:
Transaction Fees		>	Transaction Fees
• Early Withdrawal
Early Withdrawal Charge			Charge
• Annual Maintenance
Withdrawals of all or a portion of your account value may be subject to a			Fee
charge. In the case of a partial withdrawal where you request a specified			• Redemption Fees
dollar amount, the amount withdrawn from your account will be the amount		>	Fees Deducted from
you specified plus adjustment for any applicable early withdrawal charge.			Investments in the
Separate Account
Amount. The charge is a percentage of the amount that you withdraw. The			• Mortality and
percentage will be determined by the early withdrawal charge schedule that			Expense Risk Charge
applies to your contract. The schedules are listed below and appear on your			• Administrative
contract schedule page. The charge will never be more than 8.5% of your			Expense Charge
total payments to the contract.		>	Fund Fees and Expenses
		>	Premium and Other Taxes
Early Withdrawal Charge Schedules
Terms to Understand
Schedule A - Installment Purchase Payment Contracts		>	“Payment Period” (for
Completed Payment Periods	Early Withdrawal Charge		installment purchase
Less than 5	5%		payment contracts) - The
5 or more but less than 7	4%		period of time it takes to
7 or more but less than 9	3%		complete the number of
9 or more but less than 10	2%		installment payments
10 or more	0%		expected to be made to
your account over a year.
Schedule B - Single Purchase Payment Contracts*			For example, if your
Completed Contract Years	Early Withdrawal Charge		payment frequency is
Less than 5	5%		monthly, a payment period
5 or more but less than 6	4%		is completed after 12
6 or more but less than 7	3%		payments are made. If
7 or more but less than 8	2%		only 11 payments are
8 or more but less than 9	1%		made, the payment period
9 or more	0%		is not completed until the
twelfth payment is made.
* Schedule B may also apply to certain older contracts that accept more			The number of payment
than one purchase payment. Check your contract to determine which			periods completed cannot
early withdrawal charge schedule applies to you.			exceed the number of
account years completed,
Purpose. This is a deferred sales charge. It reimburses us for some of the			regardless of the number
sales and administrative expenses associated with the contract. If our			of payments made.
expenses are greater than the amount we collect for the early withdrawal
charge, we may use any of our corporate assets, including potential profit		>	“Contract Year” (for
that may arise from the mortality and expense risk charge, to make up any			single purchase payment
difference.			contracts) - A 12 month
period measured from the
			date we establish your
account, or measured from
any anniversary of that
date.

PRO.75998-10

Waiver. The early withdrawal charge is waived if the withdrawal is:

  Used to provide income phase payments to you;
  Paid because of your death;
  Taken under a systematic distribution option (see “Systematic Distribution Options”);
  Taken on or after the tenth anniversary of the effective date of an installment purchase payment contract;
  Paid when your account value is $2,500 or less and no withdrawal has been taken from the account within the prior 12 months;
  Taken in part or in full from an installment purchase payment contract provided you are at least 59½ and nine purchase payment periods have been completed; or
  Taken in an amount of ten percent or less of your account value. This applies only to the first partial withdrawal in each calendar year and does not apply to full withdrawals or withdrawals under a systematic distribution option. The ten percent amount will be calculated using your account value as of the next valuation after your withdrawal request is received in good order at the address listed in “Contract Overview-Questions: Contacting the Company.” This waiver does not apply to contracts issued in the state of Washington.

Annual Maintenance Fee

Maximum Amount. $20.00 for installment purchase payment contracts. There is no maintenance fee for single purchase payment contracts.

When/How. Each year during the accumulation phase, we deduct this fee from your account value on your account anniversary. It is also deducted at the time of a full withdrawal, to the extent permitted under state law. It is deducted proportionately from each subaccount and fixed interest option in which you have interest.

Purpose. This fee reimburses us for administrative expenses related to the establishment and maintenance of your account.

Redemption Fees

Certain funds may deduct redemption fees as a result of withdrawals, transfers, or other fund transactions you initiate. If applicable, we may deduct the amount of any redemption fees imposed by the underlying mutual funds as a result of withdrawals, transfers or other fund transactions you initiate. Redemption fees, if any, are separate and distinct from any transaction charges or other charges deducted from your account value. For a more complete description of the funds’ fees and expenses, review each fund’s prospectus.

Fees Deducted From Investments in the Separate Account

Mortality and Expense Risk Charge

Maximum Amount. 1.25% annually of your account value invested in the subaccounts. See “The Income Phase -
Charges Deducted.”

When/How. We deduct this charge daily from the subaccounts corresponding to the funds you select. We do not deduct this charge from any fixed interest option. This charge is deducted during the accumulation phase and the income phase.

PRO.75998-10

Purpose. This charge compensates us for the mortality and expense risks we assume under the contracts.

  The mortality risks are those risks associated with our promises to pay the death benefit available under the contract and to make lifetime income phase payments based on annuity rates specified in the contract.
  The expense risk is the risk that the actual expenses we incur under the contracts will exceed the maximum costs that we can charge.

If the amount we deduct for this charge is not enough to cover our mortality costs and expenses under the contracts, we will bear the loss. We may use any excess to recover distribution costs relating to the contract and as a source of profit. We expect to make a profit from this charge.

Administrative Expense Charge

Maximum Amount. 0.25%. We currently do not impose this charge. We reserve the right, however, on 30 days’
notice, if allowed by your contract, to charge up to 0.25% annually of your daily net assets invested in the subaccounts.

When/How. If imposed, we will deduct this charge daily from the subaccounts corresponding to the funds you select. We do not deduct this charge from the fixed interest option. This charge may be assessed during the accumulation phase and/or the income phase. If we are imposing this charge when you enter the income phase, the charge will apply to you during the entire income phase.

Purpose. This charge helps defray our administrative expenses that cannot be recovered by the mortality and expense risk charge described above. The charge is not intended to exceed the average expected cost of administering the contracts. We do not expect to make a profit from this charge.
Fund Fees and Expenses

As shown in the fund prospectuses and described in the “Fees Deducted by the Funds” section of this prospectus, each fund deducts management fees from the amounts allocated to the fund. In addition, each fund deducts other expenses, which may include service fees that may be used to compensate service providers, including the Company and its affiliates, for administrative and contract holder services provided on behalf of the fund. Furthermore, certain funds deduct a distribution or 12b-1 fee, which is used to finance any activity that is primarily intended to result in the sale of fund shares. For a more complete description of the funds’ fees and expenses, review each fund’s prospectus.

Less expensive share classes of the funds offered through this contract may be available for investment outside of this contract. You should evaluate the expenses associated with the funds available through this contract before making a decision to invest.

The Company may receive substantial revenue from each of the funds or the funds’ affiliates, although the amount and types of revenue vary with respect to each of the funds offered through the contract. This revenue is one of several factors we consider when determining contract fees and charges and whether to offer a fund through our contracts. Fund revenue is important to the Company’s profitability and it is generally more profitable for us to offer affiliated funds than to offer unaffiliated funds.

Assets allocated to affiliated funds, meaning funds managed by Directed Services LLC or another Company affiliate, generate the largest dollar amount of revenue for the Company. Affiliated funds may also be subadvised by a Company affiliate or by an unaffiliated third party. Assets allocated to unaffiliated funds, meaning funds managed by an unaffiliated third party, generate lesser, but still substantial dollar amounts of revenue for the
Company. The Company expects to earn a profit from this revenue to the extent it exceeds the Company’s expenses, including the payment of sales compensation to our distributors.

PRO.75998-10

Types of Revenue Received from Affiliated Funds

The types of revenues received by the Company from affiliated funds may include:

  A share of the management fee deducted from fund assets;
  Service fees that are deducted from fund assets;
  For certain share classes, compensation paid out of 12b-1 fees that are deducted from fund assets; and
  Other revenues that may be based either on an annual percentage of average net assets held in the fund by the Company or a percentage of the fund’s management fees.

These revenues may be received as cash payments or according to a variety of financial accounting techniques which are used to allocate revenue and profits across the organization. In the case of affiliated funds subadvised by unaffiliated third parties, any sharing of the management fee between the Company and the affiliated investment adviser is based on the amount of such fee remaining after the subadvisory fee has been paid to the unaffiliated subadviser. Because subadvisory fees vary by subadviser, varying amounts of revenue are retained by the affiliated investment adviser and ultimately shared with the Company. The Company receives additional amounts related to affiliated funds in the form of intercompany payments from the fund’s investment adviser or the investment adviser’s parent. These intercompany payments provide the Company with a financial incentive to offer affiliated funds through the contract rather than unaffiliated funds.

Types of Revenue Received from Unaffiliated Funds

Revenue received from each of the unaffiliated funds or their affiliates is based on an annual percentage of the average net assets held in that fund by the Company. Some unaffiliated funds or their affiliates pay us more than others and some of the amounts we receive may be significant.

The types of revenues received by the Company or its affiliates from unaffiliated funds include:

  For certain funds, compensation paid from 12b-1 fees or service fees that are deducted from fund assets; and
  Additional payments for administrative, recordkeeping or other services which we provide to the funds or their affiliates, such as processing purchase and redemption requests, and mailing fund prospectuses, periodic reports and proxy materials. These additional payments do not increase directly or indirectly the fees and expenses shown in each fund prospectus. These additional payments may be used by us to finance distribution of the contract.

As of the date of this prospectus, Fidelity Investments is the only unaffiliated fund family offered through this prospectus. The Company receives the most fund revenue from Directed Services LLC and other Company affiliates.

In addition to the types of revenue received from affiliated and unaffiliated funds described above, affiliated and unaffiliated funds and their investment advisers, subadvisers or affiliates may participate at their own expense in
Company sales conferences or educational and training meetings. In relation to such participation, a fund’s investment adviser, subadviser or affiliate may help offset the cost of the meetings or sponsor events associated with the meetings. In exchange for these expense offset or sponsorship arrangements, the investment adviser, subadviser or affiliate may receive certain benefits and access opportunities to Company sales representatives and wholesalers rather than monetary benefits. These benefits and opportunities include, but are not limited to co-branded marketing materials; targeted marketing sales opportunities; training opportunities at meetings; training modules for sales personnel; and opportunities to host due diligence meetings for representatives and wholesalers.

Please note certain management personnel and other employees of the Company or its affiliates may receive a portion of their total employment compensation based on the amount of net assets allocated to affiliated funds. See also “Contract Distribution.”

PRO.75998-10

Certain funds may be structured as “fund of funds.” These funds may have higher fees and expenses than a fund that invests directly in debt and equity securities because they also incur the fees and expenses of the underlying funds in which they invest. These funds are affiliated funds, and the underlying funds in which they invest may be affiliated as well. The fund prospectuses disclose the aggregate annual operating expenses of each portfolio and its corresponding underlying fund or funds. These funds are identified in the investment option list on the front of this prospectus.

Premium and Other Taxes

Maximum Amount. Some states and municipalities charge a premium tax on annuities. These taxes currently range from 0% to 4%, depending upon the jurisdiction.

When/How. We reserve the right to deduct a charge for premium taxes from your account value or from purchase payments to the account at any time, but not before there is a tax liability under state law. For example, we may deduct a charge for premium taxes at the time of a complete withdrawal or we may reflect the cost of premium taxes in our income phase payment rates when you commence income phase payments.

We will not deduct a charge for any municipal premium tax of 1% or less, but we reserve the right to reflect such an expense in our income phase payment rates.

In addition, the Company reserves the right to assess a charge for any federal taxes due against the separate account, see “Tax Considerations.”

YOUR ACCOUNT VALUE

During the accumulation phase, your account value at any given time equals:

> The current dollar value of amounts held in the subaccounts, which takes into account investment performance and fees deducted from the subaccounts, plus> The current dollar value of amounts held in the Fixed Account, including interest to date.

Subaccount Accumulation Units. When you select a fund as an investment option, your account dollars invest in
“accumulation units” of the Variable Annuity Account B subaccount corresponding to that fund. The subaccount invests directly in the fund’s shares. The value of your interest in a subaccount is expressed as the number of accumulation units you hold multiplied by an “Accumulation Unit Value,” as described below, for each unit.

Accumulation Unit Value (AUV). The value of each accumulation unit in a subaccount is called the accumulation unit value or AUV. The AUV varies daily in relation to the underlying fund’s investment performance. The value also reflects deductions for fund fees and expenses, the mortality and expense risk charge and the administrative expense charge (if any). We discuss these deductions in more detail in “Fee Table” and “Fees.”

Valuation. We determine the AUV every normal business day after the close of the New York Stock Exchange
(normally at 4:00 p.m. Eastern Time). At that time, we calculate the current AUV by multiplying the AUV last calculated by the “net investment factor” of the subaccount. The net investment factor measures the investment performance of the subaccount from one valuation to the next.

Current AUV = Prior AUV x Net Investment Factor

PRO.75998-10

Net Investment Factor. The net investment factor for a subaccount between two consecutive valuations equals the sum of 1.0000 plus the net investment rate.

Net Investment Rate. The net investment rate is computed according to a formula that is equivalent to the following:

>	The net assets of the fund held by the subaccount as of the current valuation; minus
>	The net assets of the fund held by the subaccount at the preceding valuation; plus or minus
>	Taxes or provisions for taxes, if any, due to subaccount operations (with any federal income tax liability offset by foreign tax credits to the extent allowed); divided by
>	The total value of the subaccount’s units at the preceding valuation; minus
>	A daily deduction for the mortality and expense risk charge and the administrative expense charge, if any, and any other fees deducted daily from investments in the separate account. See “Fees.”

The net investment rate may be either positive or negative.

Hypothetical Illustration. As a hypothetical illustration, assume that your initial purchase payment is $5,000 and you direct us to invest $3,000 in Fund A and $2,000 in Fund B. Also assume that on the day we receive the purchase payment, the applicable AUV’s after the next close of business of the New York Stock Exchange (normally at 4:00
p.m. Eastern Time) are $10 for Subaccount A and $25 for Subaccount B. Your account is credited with 300 accumulation units of Subaccount A and 80 accumulation units of Subaccount B.

	$5,000 Purchase Payment		Step 1: You make an initial purchase payment of $5,000.
Step 1 ||
Step 2:
	ING Life Insurance and Annuity Company		A.	You direct us to invest $3,000 in Fund A. The purchase
payment purchases 300 accumulation units of Subaccount
	Step 2 ||			A ($3,000 divided by the current $10 AUV).
Variable Annuity Account B
			B.	You direct us to invest $2,000 in Fund B. The purchase
	Subaccount A	Subaccount B Etc.		payment purchases 80 accumulation units of Subaccount B
	300	80		($2,000 divided by the current $25 AUV).
	accumulation	accumulation
	units	units	Step 3: The separate account purchases shares of the
applicable funds at the then current market value (net asset
	|| Step 3 ||		value or NAV).
	Mutual	Mutual
	Fund A	Fund B

Each fund’s subsequent investment performance, expenses and charges, and the daily charges deducted from the subaccount, will cause the AUV to move up or down on a daily basis.

Purchase Payments to Your Account. If all or a portion of the initial purchase payment is directed to the subaccounts, it will purchase subaccount accumulation units at the AUV next computed after our acceptance of your application as described in “Purchase and Rights.” Subsequent payments or transfers directed to the subaccounts will purchase subaccount accumulation units at the AUV next computed following our receipt of the purchase payment or transfer request in good order. The value of subaccounts may vary day to day.

PRO.75998-10				22

WITHDRAWALS
	You may withdraw all or a portion of your account value at any time during	Taxes, Fees and Deductions
	the accumulation phase.	Amounts withdrawn may be
subject to one or more of the
	Steps for Making A Withdrawal.	following:
> Early Withdrawal
>	Select the withdrawal amount.	Charge
(see “Fees - Early
1)	Full Withdrawal: You will receive, reduced by any required tax, your	Withdrawal Charge”)
	account value, minus any applicable early withdrawal charge, redemption	> Annual Maintenance Fee
	fees, and annual maintenance fee.	(see “Fees - Annual
Maintenance Fee”)
2)	Partial Withdrawal (Percentage or Specified Dollar Amount): You will	> Redemption Fees (See
	receive, reduced by any required tax, the amount you specify, subject to	“Fees - Redemption Fees”)
the value available in your account. However, the amount actually
	withdrawn from your account will be adjusted by any applicable early	> Tax Penalty (see “Tax
	withdrawal charge and redemption fees. See Appendix I for more	Considerations”)
	information about withdrawals from the Fixed Account.	> Tax Withholding (see
“Tax Considerations”)
>	Select investment options. If you do not specify, we will withdraw dollars
	from each investment option in which you have account value in the same	To determine which may apply
	proportion as that value bears to your total account value.	to you, refer to the appropriate
sections of this prospectus,
>	Properly complete a disbursement form and send it to the address listed in	contact your local
	“Contract Overview-Questions: Contacting the Company.”	representative or call us at the
number listed in “Contract
	Calculation of Your Withdrawal. We determine your account value every	Overview - Questions:
	normal business day after the close of the New York Stock Exchange	Contacting the Company.”
(normally at 4:00 p.m. Eastern Time). We pay withdrawal amounts based on your account value as of the next valuation after we receive a request for withdrawal in good order at the address listed in “Contract Overview-
Questions: Contacting the Company.”

Delivery of Payment. Payments for withdrawal requests will be made in accordance with SEC requirements. Normally, your withdrawal amount will be sent no later than seven calendar days following our receipt of your properly completed disbursement form in good order.

Reinvesting a Full Withdrawal. Within 30 days after a full withdrawal, if allowed by law and the contract, you may elect to reinvest all or a portion of the withdrawal. We must receive any reinvested amounts within 60 days of the withdrawal. We reserve the right, however, to accept a reinvestment election received more than 30 days after the withdrawal and accept proceeds received more than 60 days after the withdrawal. We will credit your account for the amount reinvested based upon the subaccount values next computed following our receipt of your request and the amount to be reinvested. We will credit the amount reinvested proportionally for annual maintenance fees and for early withdrawal charges imposed at the time of withdrawal. We will deduct from the amount reinvested any annual maintenance fee which fell due after the withdrawal and before the reinvestment. We will reinvest in the same investment options and proportions in place at the time of withdrawal.


PRO.75998-10 23

SYSTEMATIC DISTRIBUTION OPTIONS
Features of a Systematic
Distribution Option	These options may be exercised at any time during the accumulation
A systematic distribution	phase of the contract.
option allows you to receive
regular payments from your	The following systematic distribution options may be available:
contract, without moving into
the income phase. By	> SWO - Systematic Withdrawal Option. SWO is a series of
remaining in the accumulation	automatic partial withdrawals from your account based on a
phase, you retain certain rights	payment method you select. Consider this option if you would like a
and investment flexibility not	periodic income while retaining investment flexibility for amounts
available during the income	accumulated in the account.
phase. Because the account	> Other Systematic Distribution Options. We may add additional
remains in the accumulation	systematic distribution options from time to time. You may obtain
phase, all accumulation phase	additional information relating to any of the systematic distribution
charges continue to apply.	options from your local representative or by calling us at the number listed in “Contract Overview - Questions: Contacting the
Company.”

Systematic Distribution Option Availability. If allowed by applicable law, we may discontinue the availability of one or more of the systematic distribution options for new elections at any time, and/or to change the terms of future elections.

Eligibility for a Systematic Distribution Option. To determine if you meet the age and account value criteria and to assess terms and conditions that may apply, contact your local representative or the
Company at the number listed in “Contract Overview - Questions:
Contacting the Company.”

Terminating a Systematic Distribution Option. You may revoke a systematic distribution option at any time by submitting a written request to the address listed in “Contract Overview-Questions: Contacting the
Company.” Once you revoke an option, you may not elect it again, until the next calendar year, nor may you elect any other systematic distribution option that may be available, unless you are allowed under the Internal Revenue Code of 1986, as amended (Tax Code).

Charges and Taxation. When you elect a systematic distribution option, your account value remains in the accumulation phase and subject to the charges and deductions described in the “Fees” and “Fee
Table” sections. Taking a withdrawal under a systematic distribution option may have tax consequences. See “Tax Considerations.”


PRO.75998-10	24

DEATH BENEFIT
This section provides
	During the Accumulation Phase	information about the death
benefit during the
	Who Receives the Death Benefit? If you would like certain individuals or	accumulation phase. For death
	entities to receive a death benefit when it becomes payable, you may name	benefit information applicable
	them as your beneficiaries. If you die and no beneficiary exists, the death	to the income phase, see “The
	benefit will be paid in a lump sum to your estate.	Income Phase.”

Designating Your Beneficiary. You may designate a beneficiary on your application or by contacting your local representative or us as indicated in
“Contract Overview - Questions: Contacting the Company.”

When is a Death Benefit Payable? During the accumulation phase a death benefit is payable when you, the contract holder, die.

Death Benefit Amount. The death benefit will equal your account value as of the next time we value your account after the date on which we receive proof of death and a payment request in a form acceptable to us. In addition to this amount, some states require we pay interest on fixed interest options, calculated from date of death at a rate specified by law.

Death Benefit - Methods of Payment

(For payment options during the income phase, see “The Income Phase.”)

If you die during the accumulation phase of your contract, the following payment options are available to your beneficiary, if allowed by the Tax
Code:

>	Lump-sum payment; or
> Payment in accordance with any of the available income
phase payment plans. See “The Income Phase - Payment
Plans.”

Unless the beneficiary elects otherwise, lump-sum payments will generally be made into an interest bearing account that is backed by our general account.
This account can be accessed by the beneficiary through a checkbook feature.
The beneficiary may access death benefit proceeds at any time through the checkbook without penalty. Interest credited under this account may be less than under other settlement options, and the Company seeks to make a profit on these accounts.

The following options are also available, however, the Tax Code limits how long the death benefit proceeds may be left in these options:

>	Leave the account value invested in the contract; or
>	Leave the account value on deposit in the Company’s
general account, and receive monthly, quarterly, semi-annual or annual interest payments at the interest rate then being
credited on such deposits. Your beneficiary can withdraw the balance on deposit at any time or request to receive payment in accordance with any of the available income phase
payment plans. See “The Income Phase - Payment Plans.”

PRO.75998-10	25

Steps Required for Death Benefits to be Paid to Your Beneficiary:

1.	You must have designated a beneficiary(ies) for your contract;
2.	Your beneficiary or someone on their behalf must provide us with proof of your death acceptable to us; and
3.	Your beneficiary must elect one of the payment options available under the contract.

We will not pay any death proceeds until the beneficiary elects a method of payment. Prior to the election of a payment method by the beneficiary, the account value will remain in the account and continue to be affected by the investment performance of the investment option(s) selected. The beneficiary will have the right to allocate or transfer amounts among available investment options. (Limitations may apply to transfers from the Fixed Account -see Appendix I.)

We will mail payment to the beneficiary within seven calendar days after we receive proof of death and an election of the method of payment acceptable to us.


Taxation. In general, payments received by your beneficiary after your death are taxed to the beneficiary in the same manner as if you had received those payments. Additionally, your beneficiary may be subject to tax penalties if he or she does not begin receiving death benefit payments within the time frame required by the Tax Code. See “Tax Considerations.”


PRO.75998-10

THE INCOME PHASE
We may have used the
During the income phase you stop contributing dollars to your account and	following terms in prior
start receiving payments from your accumulated account value.	prospectuses:

Initiating Payments. At least 30 days before the date you want to start	Annuity Phase - Income
receiving income phase payments, you must notify us in writing of all of the	Phase
following:
Annuity Option - Income
> Payment start date;	Phase Payment Option
> Income phase payment option (see the payment options table in this
section);	Annuity Payment - Income
Phase Payment
> Payment frequency (i.e. monthly, quarterly, semi-annually or annually);
> Choice of fixed or variable payments or a combination of fixed and	Annuitization - Initiating
variable payments; and	Income Phase Payments
> Selection of an assumed net investment rate (only if variable payments are elected).

Your account will continue in the accumulation phase until you properly initiate income phase payments. Once an income phase payment option is selected, it may not be changed.

What Affects Payment Amounts? Some of the factors that may affect the amount of your income phase payments include your age, gender, account value, the income phase payment option selected, the number of guaranteed payments (if any) selected, and whether you select fixed, variable or a combination of both fixed and variable payments, and, for variable payments, the assumed net investment rate selected.

Fixed Payments. Amounts funding fixed income phase payments will be held in the Company’s general account. The amount of fixed payments does not vary with investment performance over time.

Variable Payments. Amounts funding your variable income phase payments will be invested in subaccount(s) you select. Subaccounts available during the accumulation phase may not be available during the income phase. Currently, the ING Balanced Portfolio, ING Intermediate Bond Portfolio and ING
Growth and Income Portfolio are the only subaccounts available during the income phase. For variable payments, you must also select an assumed net investment rate.

Assumed Net Investment Rate. If you select variable income phase payments, you must also select an assumed net investment rate of either 5% or
3.5%. If you select a 5% rate, your first payment will be higher, but subsequent payments will increase only if the investment performance of the subaccounts you selected is greater than 5% annually, after deduction of fees. Payment amounts will decline if the investment performance is less than 5%, after deduction of fees.


PRO.75998-10 27

If you select a 3.5% rate, your first income phase payment will be lower and subsequent payments will increase more rapidly or decline more slowly depending upon changes to the net investment performance of the subaccounts you selected. For more information about selecting an assumed net investment rate, call us for a copy of the SAI.
See “Contract Overview - Questions: Contacting the Company.”

Minimum Payment Amounts. The income phase payment option you select must result in:

  A first income phase payment of at least $20; or
  Total yearly income phase payments of at least $100.

If your account value is too low to meet these minimum payment amounts you will receive one lump-sum payment.

Restrictions on Start Dates and the Duration of Payments. When income phase payments start, the age of the annuitant plus the number of years for which payments are guaranteed may not exceed 95.

Income phase payments will not begin until you have selected an income phase payment option. Failure to select an income phase payment option may have adverse tax consequences. You should consult with a qualified tax adviser if you are considering this course of action.

Charges Deducted. When you select an income payment phase option (one of the options listed in the tables immediately below), a mortality and expense risk charge, consisting of a daily deduction of 1.25% on an annual basis, will be deducted from amounts held in the subaccounts. This charge compensates us for mortality and expense risks we assume under variable income phase payout options and is applicable to all variable income phase payout options, including variable nonlifetime options under which we do not assume mortality risk. In this situation, this charge will be used to cover expenses. Although we expect to make a profit from this fee, we do not always do so. For variable options under which we do not assume a mortality risk, we may make a larger profit than under other options. We may also deduct a daily administrative charge of 0.25% annually from amounts held in the subaccounts.

Death Benefit During the Income Phase. The death benefits that may be available to a beneficiary are outlined in the income phase payment option table below. If a lump-sum payment is due as a death benefit, we will make payment within seven calendar days after we receive proof of death acceptable to us and the request for payment in good order at the address listed in “Contract Overview-Questions: Contacting the Company.” If the continuing income phase payments are elected, the beneficiary may not elect to receive a lump-sum at a future date unless the income phase payment option specifically allows a withdrawal right. We will calculate the value of any death benefit at the next valuation after we receive proof of death and a request for payment. Such value will be reduced by any payments we made after the date of death.

Unless the beneficiary elects otherwise, lump-sum payments will generally be made into an interest bearing account that is backed by our general account. This account can be accessed by the beneficiary through a checkbook feature.
The beneficiary may access death benefit proceeds at any time through the checkbook without penalty. Interest credited under this account may be less than under other settlement options, and the Company seeks to make a profit on these accounts.

Partial Entry into the Income Phase. You may elect an income phase payment option for a portion of your account dollars, while leaving the remaining portion invested in the accumulation phase. Whether the Tax Code considers such payments taxable as income phase payments or as withdrawals is currently unclear; consult a tax adviser before electing this option. The same or a different income phase payment option may be selected for the portion left invested in the accumulation phase.

Taxation. To avoid certain tax penalties, you or your beneficiary must meet the distribution rules imposed by the
Tax Code. Additionally, when selecting an income phase payment option, the Tax Code requires that your expected payments will not exceed certain durations. See “Tax Considerations” for additional information.

PRO.75998-10

Income Phase Payment Options

The following table lists the income phase payment options and accompanying death benefits available during the income phase. We may offer additional income phase payment options under the contract from time to time.

Once income phase payments begin, the income phase payment option selected may not be changed.

Terms to understand:

Annuitant(s): The person(s) on whose life expectancy(ies) the income phase payments are based.
Beneficiary(ies): The person(s) or entity(ies) entitled to receive a death benefit under the contract.

Lifetime Income Phase Payment Options

Length of Payments: For as long as the annuitant lives. It is possible that only one payment will be
Life Income	made if the annuitant dies prior to the second payment’s due date.
Death Benefit - None: All payments end upon the annuitant’s death.
Length of Payments: For as long as the annuitant lives, with payments guaranteed for your choice of 5, 10, 15 or 20 years or as otherwise specified in the contract.
Life Income -	Death Benefit - Payment to the Beneficiary: If the annuitant dies before we have made all the
Guaranteed	guaranteed payments, we will continue to pay the beneficiary the remaining guaranteed payments
Payments*	unless the beneficiary elects to receive a lump-sum payment equal to the present value of the remaining guaranteed payments.
Length of Payments: For as long as either annuitant lives. It is possible that only one payment will be made if both annuitants die before the second payment’s due date.
Continuing Payments:
Life Income - Two	(a) When you select this option you choose for 100%, 66 2/3% or 50% of the payment to continue
Lives	to the surviving annuitant after the first death; or
(b) 100% of the payment to continue to the annuitant on the second annuitant’s death, and 50% of the payment will continue to the second annuitant on the annuitant’s death.
Death Benefit - None: All payments end upon the death of both annuitants.
Length of Payments: For as long as either annuitant lives, with payments guaranteed for a minimum of 120 months.
Life Income - Two	Continuing Payments: 100% of the payment will continue to the surviving annuitant after the first
Lives with	death.
Guaranteed	Death Benefit - Payment to the Beneficiary: If both annuitants die before the guaranteed
Payments*	payments have all been paid, we will continue to pay the beneficiary the remaining guaranteed payments, unless the beneficiary elects to receive a lump-sum payment equal to the present value of the remaining guaranteed payments.
Nonlifetime Income Phase Payment Options

Length of Payment: You may select payments for 3-30 years. In certain cases a lump-sum payment may be requested at any time. (see below)
Nonlifetime-	Death Benefit - Payment to the Beneficiary: If the annuitant dies before we make all the
Guaranteed	guaranteed payments, we will continue to pay the beneficiary the remaining guaranteed payments,
Payments*	unless the beneficiary elects to receive a lump-sum payment equal to the present value of the remaining guaranteed payments.

Lump-Sum Payment: If the Nonlifetime - Guaranteed Payments option is elected with variable payments, you may request at any time that all or a portion of the present value of the remaining payments be paid in one lump sum. Any such lump-sum payment will be treated as a withdrawal during the accumulation phase and we will charge any applicable early withdrawal charge. If the early withdrawal charge is based on completed purchase payment periods, each year that passes after income payments have begun is treated as a completed purchase payment period even though no additional purchase payments have been made. See “Fees - Early Withdrawal Charge.” We will send lump-sum payments within seven calendar days after we receive the request for payment in good order at the address listed in “Contract Overview-Questions: Contacting the Company.”

Calculation of Lump-Sum Payments: If a lump-sum payment is available under the income phase payment options above, the rate used to calculate the present value for the remaining guaranteed payments is the same rate we used to calculate the income phase payments (i.e. the actual fixed rate used for the fixed payments or the 3.5% or 5% assumed net investment rate used for variable payments).

*Guaranteed period payments may not extend beyond the shorter of your life expectancy or until your age 95.

PRO.75998-10	29

CONTRACT DISTRIBUTION

General. The Company’s subsidiary, ING Financial Advisers, LLC, serves as the principal underwriter for the contracts. ING Financial Advisers, LLC, a Delaware limited liability company, is registered as a broker-dealer with the SEC. ING Financial Advisers, LLC is also a member of the Financial Industry Regulatory Authority (“FINRA”)
and the Securities Investor Protection Corporation (“SIPC”). ING Financial Advisers, LLC’s principal office is located at One Orange Way, Windsor, Connecticut 06095-4774.

The contracts are offered to the public by individuals who are registered representatives of ING Financial Advisers,
LLC or other broker-dealers that have or may enter into a selling arrangement with ING Financial Advisers, LLC.
We refer to ING Financial Advisers, LLC and the other broker-dealers selling the contracts as “distributors.”

All registered representatives selling the contracts must also be licensed as insurance agents for the Company.

The following is a list of broker-dealers that are affiliated with the Company:
1) Directed Services LLC	6) ING Funds Distributor, LLC
2) ING America Equities, Inc.	7) ING Investment Advisors, LLC
3) ING Financial Advisers, LLC	8) ING Investment Management Services LLC
4) ING Financial Markets LLC	9) ShareBuilder Securities Corporation
5) ING Financial Partners, Inc.	10) Systematized Benefits Administrators, Inc.

Registered representatives of distributors who solicit sales of the contracts typically receive a portion of the compensation paid to the distributor in the form of commissions or other compensation, depending upon the agreement between the distributor and the registered representative. This compensation, as well as other incentives or payments, is not paid directly by contract holders or the separate account. We intend to recoup this compensation and other sales expenses paid to distributors through fees and charges imposed under the contracts.

Occasionally, ING Financial Advisers, LLC may enter into arrangements with independent entities to help find broker-dealers or banks interested in distributing the contract or to provide training, marketing and other sales-
related functions, or administrative services. We will reimburse such entities for expenses related to and may pay fees to such entities in return for these services.

ING Financial Advisers, LLC may also contract with independent third party broker-dealers who will act as wholesalers by assisting us in selecting broker-dealers or banks interested in acting as distributors. These wholesalers may also provide training, marketing and other sales related functions to the distributors and may provide certain administrative services in connection with the contract. ING Financial Advisers, LLC may pay such wholesalers compensation based upon purchase payments to contracts purchased through distributors that they select.
ING Financial Advisers, LLC may also designate third parties to provide services in connection with the contracts such as reviewing applications for completeness and compliance with insurance requirements and providing the distributors with approved marketing material, prospectuses or other supplies. These parties may also receive payments for their services based upon purchase payments. ING Financial Advisers, LLC will pay all costs and expenses related to these services.

PRO.75998-10

Commission Payments. Persons who offer and sell the contracts may be paid a commission. The maximum percentage amount that may be paid with respect to a given purchase payment is 2.75%. We may also pay asset-
based compensation up to 0.10%. In addition, we may pay ongoing annual compensation of up to 40% of the commissions paid during the year in connection with certain premium received during that year, if the registered representative attains a certain threshold of sales of Company contracts. Individuals registered representatives may receive all or a portion of compensation paid to their distributor, depending upon the firm’s practices. Commissions and annual payments, when combined, could exceed 2.75% of total premium payments. To the extent permitted by
SEC and NASD rules and other applicable laws and regulations, we may also pay or allow other promotional incentives or payments in the form of cash payments or other compensation to distributors, which may require the registered representative to attain a certain threshold of sales of Company products.

We may also enter into special compensation arrangements with certain distributors based on those firms’ aggregate or anticipated assets under management, sales of the contracts or other criteria. These arrangements may include commission specials, in which additional commissions may be paid in connection with premium payments received for a limited time period, within the maximum 2.75% commission rate noted above. These special compensation arrangements will not be offered to all distributors, the terms of such arrangements may differ among distributors based on various factors, and may be limited only to ING Financial Advisers, LLC and other distributors affiliated with the Company. Any such compensation payable to a distributor will not result in any additional direct charge to you by us.

Some sales personnel may receive various types of non-cash compensation as special sales incentives, including trips, and we may also pay for some sales personnel to attend educational and/or business seminars. Any such compensation will be paid in accordance with SEC and FINRA rules. Management personnel of the Company, and of its affiliated broker-dealers, may receive additional compensation if the overall amount of investments in funds advised by the Company or its affiliates meets certain target levels or increases over time. Compensation for certain management personnel, including sales management personnel, may be enhanced if the overall amount of investments in the contracts and other products issued or advised by the Company or its affiliates increases over time. Certain sales management personnel may also receive compensation that is a specific percentage of the commissions paid to distributors or of purchase payments received under the contracts.

In addition to direct cash compensation for sales of contracts described above, ING Financial Advisers, LLC may also pay distributors additional compensation or reimbursement of expenses for their efforts in selling contracts to you and other customers. These amounts may include:

  Marketing/distribution allowances that may be based on the percentages of purchase payments received, the aggregate commissions paid and/or the aggregate assets held in relation to certain types of designated insurance products issued by the Company and/or its affiliates during the year;
  Loans or advances of commissions in anticipation of future receipt of purchase payments (a form of lending to registered representatives). These loans may have advantageous terms, such as reduction or elimination of the interest charged on the loan and/or forgiveness of the principal amount of the loan, which may be conditioned on sales;
  Education and training allowances to facilitate our attendance at certain educational and training meetings to provide information and training about our products. We also hold training programs from time to time at our own expense;
  Sponsorship payments or reimbursements for distributors to use in sales contests and/or meetings for their registered representatives who sell our products. We do not hold contests based solely on sales of this product;
  Certain overrides and other benefits that may include cash compensation based on the amount of earned commissions, representative recruiting or other activities that promote the sale of contracts; and
  Additional cash or noncash compensation and reimbursements permissible under existing law. This may include, but is not limited to, cash incentives, merchandise, trips, occasional entertainment, meals and tickets to sporting events, client appreciation events, business and educational enhancement items, payment for travel expenses (including meals and lodging) to pre-approved training and education seminars, and payment for advertising and sales campaigns.

We pay dealer concessions, wholesaling fees, overrides, bonuses, other allowances and benefits and the costs of all other incentives or training programs from our resources, which include the fees and charges imposed under the contracts.

PRO.75998-10

The following is a list of the top 25 selling firms that, during 2009, received the most compensation, in the aggregate, from us in connection with the sale of registered variable annuity contracts issued by the Company, ranked by total dollars received.
1)	SagePoint Financial, Inc.	14)	National Planning Corporation
2)	Symetra Investment Services, Inc.	15)	Morgan Keegan and Company, Inc.
3)	LPL Financial Corporation	16)	Multi-Financial Securities Corporation
4)	ING Financial Partners, Inc.	17)	Ameritas Investment Corp.
5)	Financial Network Investment Corporation	18)	Huckin Financial Group, Inc.
6)	Walnut Street Securities, Inc.®	19)	Securities America, Inc.
7)	Lincoln Financial Securities Corporation	20)	Wells Fargo Advisors, LLC
8)	NRP Financial, Inc.	21)	Northwestern Mutual Investment Services, LLC
9)	Valor Insurance Agency Inc.	22)	McGinn Smith & Co., Inc.
10)	NFP Securities, Inc.	23)	Tower Square Securities, Inc.
11)	American Portfolios Financial Services, Inc.	24)	NIA Securites, L.L.C.
12)	Lincoln Investment Planning, Inc.	25)	Financial Telesis Inc.
13)	Cadaret, Grant & Co., Inc.

If the amounts paid to ING Financial Advisers, LLC were included, ING Financial Advisers, LLC would be first on the list.
This is a general discussion of the types and levels of compensation paid by us for the sale of our variable annuity contracts. It is important for you to know that the payment of volume or sales-based compensation to a distributor or registered representative may provide that registered representative a financial incentive to promote our contracts over those of another Company, and may also provide a financial incentive to promote one of our contracts over another.

Third Party Compensation Arrangements.

>	The Company may seek to promote itself and the contracts by sponsoring or contributing to events sponsored
	by various associations, professional organizations and labor organizations.

>	The Company may make payments to associations and organizations, including labor organizations, which
	endorse or otherwise recommend the contracts to their membership. If an endorsement is a factor in your
	contract purchasing decision, more information on the payment arrangement, if any, is available upon your
	request.

PRO.75998-10		32

TAX CONSIDERATIONS
In this Section
I. Introduction
I. Introduction
The contract described in this prospectus is designed to be treated as an
annuity for U.S. federal income tax purposes. This section discusses our	II. Taxation of Nonqualified
understanding of current federal income tax laws affecting the contract. The	Contracts
U.S. federal income tax treatment of the contract is complex and sometimes
uncertain. You should keep the following in mind when reading it:	III. Possible Changes in
Taxation

> Your tax position (or the tax position of the designated beneficiary, as	IV. Taxation of the
applicable) may influence the federal taxation of amounts held or paid	Company
out under the contract;
When consulting a tax adviser,
> Tax laws change. It is possible that a change in the future could affect	be certain that he or she has
contracts issued in the past, including the contract described in this	expertise in the Tax Code
prospectus	sections applicable to your tax
concerns.
> This section addresses some, but not all, applicable federal income tax rules and does not discuss federal estate and gift tax implications, state and local taxes or any other tax provisions; and

> No assurance can be given that the Internal Revenue Service (“IRS”)
would not assert, or that court would not sustain, a position contrary to any of those set forth below.

We do not intend this information to be tax advice. For advice about the effect of federal income tax laws affecting the contract, state tax laws or any other tax laws affecting the contract or any transactions involving the contract, consult a qualified tax adviser. No attempt is made to provide more than general information about the use of the contract with tax-qualified retirement arrangements.

Nonqualified Contracts
The contracts may be purchased on a non-tax-qualified basis (“nonqualified contracts”). Nonqualified contracts are purchased with after-tax premium payments to save money for retirement in exchange for the right to receive annuity payments for either a specified period of time or over the lifetime of an individual.

II. Taxation of Nonqualified Contracts

Premiums
You may not deduct the amount of your premium payments to a non-qualified contract.

PRO.75998-10 33


Taxation of Gains Prior to Distribution

Tax Code section 72 governs the general federal income taxation of annuity contracts. We believe that if the contract owner is a natural person, (in other words, an individual), the contract owner will generally not be taxed on increases in the value of his or her nonqualified contract until a distribution occurs or until income phase payments begin. This assumes that the contract will qualify as an annuity contract for federal income tax purposes. An agreement to assign or pledge any portion of the contract’s account value generally will be treated as a distribution. In order to be eligible to defer federal income taxation on increases in the account value, each of the following requirements must be satisfied.

     Investor Control. Although earnings under nonqualified contracts generally are not taxed until withdrawn, the IRS has stated in published rulings that a variable contract holder will be considered the owner of separate account assets if the contract holder possesses incidents of investment control over such assets. In these circumstances income and gains from the separate account assets would be currently includible in the variable contract holder’s gross income. Future guidance regarding the extent to which contract holders could direct their investments among subaccounts without being treated as owners of the underlying assets of the separate account may adversely affect the tax treatment of existing contracts, such as the contract described in this prospectus The Company therefore reserves the right to modify the contracts as necessary to attempt to prevent the contract holder from being considered the owner of a pro rata share of the assets of the separate account for federal income tax purposes.

     Required Distributions. In order to be treated as an annuity contract for federal income tax purposes, the Tax Code requires any nonqualified contract to contain certain provisions specifying how your interest in the contract will be distributed in the event of your death. The nonqualified contracts contain provisions that are intended to comply with these Tax Code requirements although no regulations interpreting these requirements have yet been issued. When such requirements are clarified by regulation or otherwise, we intend to review such distribution provisions and modify them if necessary to assure that they comply with the applicable requirements.

     Non-Natural Holders of a Nonqualified Contract. If the contract owner of a nonqualified contract is not a natural person, the contract generally is not treated as an annuity for federal income tax purposes any such income on such contract during the applicable taxable year is taxable as ordinary income. Income on the contract during the applicable taxable year is equal to any increase in your account value over the “investment in the contract” (generally, the premiums or other contributions you paid for such contract less any non-taxable withdrawals during such taxable year). There are certain exceptions to this rule, and a non-natural person considering an investment in the contract should consult with a qualified tax adviser prior to purchasing the contract. If the contract owner is not a natural person and the primary annuitant dies, the same rules apply on the death of a primary annuitant as outlined above for the death of contract owner. When the contract holder is a non-natural person, a change in annuitant is treated as the death of the contract holder.

     Delayed Income Phase Start Date. If the contract’s income phase start date occurs (or is scheduled to occur) at a time when the annuitant has reached, or will have reached, an advanced age (e.g. age 95), it is possible that the contract would not be treated as an annuity for federal income tax purposes. In that event, the income and gains under such contract could be currently includible in your taxable income.

     Diversification. Internal Revenue Code Section 817(h) requires investments available through a separate account that supports a variable annuity contract be adequately diversified. The Treasury has issued regulations which set the standards for measuring the adequacy of any diversification, and the Internal Revenue Service has published various revenue rulings and private letter rulings addressing diversification issues. To be adequately diversified, each subaccount and its corresponding fund must meet certain tests. If these tests are not met, you would then be subject to federal income tax on income under your contract as you earn it. Each subaccount’s corresponding fund has represented that it will meet the diversification standards that apply to your contract. Accordingly, we believe it is reasonable to conclude that the diversification requirements have been satisfied. If it is determined, however, that your contract does not satisfy the applicable diversification regulations and rulings because a subaccount’s corresponding fund fails to be adequately diversified for whatever reason, we will take appropriate and reasonable steps to bring your contract into compliance with such regulations and rulings. We reserve the right to modify your contract as necessary in order to do so.


PRO.75998-10

Taxation of Distributions
General. When a withdrawal from a nonqualified annuity contract occurs, the amount received will be treated as ordinary income subject to federal income tax up to an amount equal to the excess (if any) of the contract value
(unreduced by the amount of any early withdrawal charge) immediately before the distribution over the contract holder’s investment in the contract at such time. Investment in the contract is generally equal to the amount of all premium payments to the contract, plus amounts previously included in your taxable income as the result of certain pledges, assignments or gifts, less the aggregate amount of non-taxable distributions previously made under such contract

In the case of a full withdrawal from a nonqualified contract, the amount received generally will be taxable only to the extent it exceeds the contract holder’s investment such the contract (for example, the cost basis).

10% Penalty. A 10% federal tax penalty applies to the taxable portion of a distribution from a nonqualified deferred annuity contract unless certain exceptions apply, including one or more of the following:

a)	You have attained age 59½;
b)	You have become disabled as defined in the Tax Code;
c)	You (or the annuitant if the contract holder is a non-natural person) have died;
d)	The distribution is made in substantially equal periodic payments (at least annually) over your life or life expectancy or the joint lives or joint life expectancies of you and your designated beneficiary; or
e)	The distribution is allocable to investment in the contract before August 14, 1982.

The 10% penalty does not apply to distributions from an immediate annuity as defined in the Tax Code. Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. A qualified tax adviser should be consulted with regard to exceptions from the penalty tax.

Tax-Free Exchanges. Section 1035 of the Tax Code permits the exchange of a life insurance, endowment or annuity contract for an annuity contract on a tax-free basis. In such an instance; the “investment in the contract” in the old contract will carry over to the new contract. You should consult with a qualified tax advisor regarding procedures for making 1035 exchanges.

If your contract is purchased through a tax-free exchange of a life insurance, endowment or annuity contract that was purchased prior to August 14, 1982, any distributions from the contract other than income phase payments will be treated, for tax purposes, as coming:

First, from any remaining “investment in the contract” made prior to August 14, 1982 and exchanged into the contract;

  Next, from any “income on the contract” attributable to the investment made prior to August 14, 1982;
  Then, from any remaining “income on the contract”; and
  Lastly, from any remaining “investment in the contract.”

The IRS has concluded that in certain instances, the partial exchange of a portion of one annuity contract for another contract will be tax-free. Pursuant to IRS guidance, receipt of withdrawals, surrenders or annuity payments
(annuitizations) from either the original contract or the new contract during the 12 month period following the partial exchange may retroactively negate the tax-free treatment of the partial exchange. If the partial exchange is retroactively negated, the partial surrender of the original contract will be treated as a withdrawal, taxable as ordinary income to the extent of gain in the original contract, and, if the partial exchange occurred prior to you reaching age 59½, may be subject to an additional 10% penalty tax. A taxable exchange may be avoided if requirements identified as a qualifying event (such as death, disability or attainment of age 59 1/2) are satisfied. We are not responsible for the manner in which any other insurance companies administer, recognize or report, for federal income tax reporting purposes, Section 1035 exchanges and partial exchanges and what the ultimate tax treatment may be by the IRS. We strongly advise you to discuss with a qualified tax adviser any proposed 1035 exchange or subsequent distribution within 12 months prior to proceeding with the transaction.

PRO.75998-10

Taxation of Income Phase Payments. Although the federal tax consequences may vary depending on the payment option elected under an annuity contract, a portion of each income phase payment is generally not taxed as ordinary income, while the remainder is taxed as ordinary income. The non-taxable portion of an income phase payment is generally determined in a manner that is designed to allow you to recover your investment in the annuity contract ratably on a tax-free basis over the expected stream of income phase payments when income phase payments begin. Once your investment in the contract has been fully recovered, however, the full amount of each subsequent income phase payment is subject to tax as ordinary income. The federal tax treatment of partial annuitizations is unclear. We currently treat any partial annuitizations involving the contract as withdrawals rather than as income phase payments. Please consult a qualified tax adviser before electing a partial annuitization with respect to the contract.

Death Benefits. Amounts may be distributed from an annuity contract, such as the contract described in this prospectus, because of your death or the death of the annuitant. Generally, such amounts are includible in the income of the recipient as follows: (i) if distributed in a lump sum, such amounts are taxed in the same manner as a full withdrawal of the contract; or (ii) if distributed under a payment option, such amounts are taxed in the same way as income phase payments. As discussed above, the Tax Code contains special rules that specify how the contracts owner’s interest in a nonqualified contract will be distributed and taxed in the event of the contract owner’s death.

Different distribution requirements apply if your death occurs:

  After you begin receiving income phase payments under the contract; or
  Before you begin receiving such income phase payments.

If your death occurs after you begin receiving income phase payments, distributions must be made at least as rapidly as under the method in effect at the time of your death.

If your death occurs before you begin receiving income phase payments, your entire balance must be distributed within five years after the date of your death. For example, if you died on September 1, 2010, your entire balance must be distributed by August 31, 2015 However, if distributions begin within one year of your death, then payments may be made over one of the following two timeframes:

  Over the life of the designated beneficiary; or
  Over a period not extending beyond the life expectancy of the designated beneficiary.

If the designated beneficiary is your spouse, the contract may be continued with the surviving spouse as the new contract holder. If the contract holder is a non-natural person and the primary annuitant dies, the same rules apply on the death of the primary annuitant as outlined above for death of a contract holder.

There are currently no regulations interpreting these Tax Code requirements. When such requirements are clarified by regulation or otherwise, the Company intends to review such distribution provisions and modify them if necessary to assure that they comply with the applicable requirements.

The contract offers a death benefit that may exceed the greater of the premium payments and the contract value.
Certain charges are imposed with respect to the death benefit. It is possible that these charges (or some portion thereof) could be treated for federal income tax purposes as a distribution from the contract.

Assignment and Other Transfers. A transfer, pledge, or assignment of ownership of a nonqualified contract, the selection of certain annuity dates, or the designation of an annuitant or payee other than a contract owner may result in certain tax consequences to you that are not discussed herein. The assignment, pledge or agreement to assign or pledge any portion of the contract value generally will be treated as a distribution. Anyone contemplating any such designation, transfer, assignment, selection or exchange should contact a qualified tax adviser regarding the potential tax effects of such a transaction.

PRO.75998-10

Immediate Annuities. Under Section 72 of the Tax Code, an immediate annuity means an annuity (i) that is purchased with a single premium; (ii) with income phase payments starting within one year of the date of purchase;
and (iii) that provides a series of substantially equal periodic payments made at least annually. This contract is not designed as an immediate annuity. If the contract were treated as an immediate annuity, it could affect the federal income tax treatment of the contract with respect to; (i) the application of certain exceptions from the 10% early withdrawal penalty tax; ownership, if the contract owner is not a natural person; and (iii) certain exchanges.

Multiple Contracts. Federal income tax laws require that all deferred nonqualified annuity contracts that are issued by a company or its affiliates to the same contract holder during any calendar year be treated as one annuity contract for purposes of determining the amount includible in gross income under Tax Code section 72(e). In addition, the
Treasury Department has specific authority to issue regulations that prevent the avoidance of Tax Code section 72(e)
through the serial purchase of annuity contracts or otherwise.

Withholding. We will withhold and remit to the IRS a part of the taxable portion of each distribution made under a contract unless the intended recipient of the distribution notifies us at or before the time of such distribution that the recipient elects not to have any amounts withheld. Withholding is mandatory, however, if the intended recipient of such distribution fails to provide a valid taxpayer identification number or if we are notified by the IRS that the taxpayer identification number we have on file is incorrect. The withholding rates applicable to the taxable portion of periodic income phase payments are the same as the withholding rates generally applicable to payments of wages.
In addition, a 10% withholding rate applies to the taxable portion of non-periodic payments. Regardless of whether you elect to have federal income tax withheld, you are still liable for payment of federal income tax on the taxable portion of the payment.

Certain states have indicated that state income tax withholding will also apply to payments from the contracts made to residents. Generally, an election out of federal withholding will also be considered an election out of state withholding. In some states, the contract owner may elect out of state withholding, even if federal withholding applies. If you need more information concerning a particular state or any required forms, please contact your sales representative or call at the phone number listed in “Contract Overview – Questions: Contacting the Company.”

If you or your designated beneficiary is a non-resident alien, then any witholding is governed by Tax Code section
1441 based on the individual’s or the designated beneficiary’s citizenship, country of domicile and treaty status, and we may require additional documentation prior to processing any requested distribution.

Same-Sex Marriages. Pursuant to Section 3 of the federal Defense of Marriage Act (“DOMA”), same-sex marriages currently are not recognized for purposes of federal law. Therefore, the favorable income-deferral options afforded by federal tax law to an opposite-sex spouse under Tax Code sections 72(s) and 401(a)(9) are currently
NOT available to a same-sex spouse. Same-sex spouses who own or are considering the purchase of annuity products that provide benefits based upon status as a spouse should consult a tax advisor. In some states, to the extent that an annuity contract accords to spouses other rights or benefits that are not affected by DOMA, same-sex spouses remain entitled to such rights or benefits to the same extent as any contract holder’s spouse.

III. Possible Changes in Taxation

Although the likelihood of changes in tax legislation, regulation, rulings and other interpretation thereof is uncertain, there is always the possibility that the tax treatment of the contracts could change by legislation or other means. It is also possible that any change could be retroactive (that is, effective before the date of the change). You should consult a qualified tax adviser with respect to legislative developments and their effect on the contract.

PRO.75998-10

IV. Taxation of the Company

We are taxed as a life insurance company under the Tax Code. Variable Annuity Account B is not a separate entity from us. Therefore, it is not taxed separately as a “regulated investment company” but is taxed as part of the
Company.

We automatically apply investment income and capital gains attributable to the separate account to increase reserves under the contracts. Because of this, under existing federal tax law we believe that any such income and gains will not be taxed to the extent that such income and gains are applied to increase reserves under the contracts. In addition, any foreign tax credits attributable to the separate account will be first used to reduce any income taxes imposed on the separate account before being used by the Company.

In summary, we do not expect that we will incur any federal income tax liability attributable to the separate account and we do not intend to make any provision for such taxes. However, changes in federal tax laws and/or their interpretation thereof may result in our being taxed on income or gains attributable to the separate account. In this case we may impose a charge against the separate account (with respect to some or all of the contracts) to set aside provisions to pay such taxes. We may deduct this amount from the separate account, including from your contract value invested in the subaccounts.
OTHER TOPICS

Payment Delay or Suspension

We reserve the right to suspend or postpone the date of any payment of benefits or values under any one of the following circumstances:

  On any valuation date when the New York Stock Exchange is closed (except customary weekend and holiday closings) or when trading on the New York Stock Exchange is restricted;
  When an emergency exists as determined by the SEC so that disposal of the securities held in the subaccounts is not reasonably practicable or it is not reasonably practicable to fairly determine the value of the subaccount’s assets; or
  During any other periods the SEC may by order permit for the protection of investors.

The conditions under which restricted trading or an emergency exists shall be determined by the rules and regulations of the SEC.

Performance Reporting

We may advertise different types of historical performance for the subaccounts including:

  Standardized average annual total returns; and
  Non-standardized average annual total returns.

We may also advertise certain ratings, rankings or other information related to the Company, the subaccounts or the funds.

Standardized Average Annual Total Returns. We calculate standardized average annual total returns according to a formula prescribed by the SEC. This shows the percentage return applicable to $1,000 invested in the subaccounts over the most recent month-end, one, five and ten-year periods. If the investment option was not available for the full period, we give a history from the date money was first received in that option under the separate account or from the date the fund was first available under the separate account. As an alternative to providing the most recent month-end performance, we may provide a phone number, website or both where these returns may be obtained.
Standardized average annual total returns reflect deduction of all recurring charges during each period (i.e. mortality and expense risk charges, annual maintenance fees, administrative expense charges, if any, and any applicable early withdrawal charges).

PRO.75998-10

Non-Standardized Average Annual Total Returns. We calculate non-standardized average annual total returns in a similar manner as that stated above, except we may include returns that do not reflect the deduction of any applicable early withdrawal charge. Some non-standardized returns may also exclude the effect of an annual maintenance fee. If we reflected these charges in the calculation it would decrease the level of performance reflected by the calculation. Non-standardized returns may include performance from the fund’s inception date, if that date is earlier than the one we use for standardized returns.

Voting Rights

Each of the subaccounts holds shares in a fund and each is entitled to vote at regular and special meetings of that fund. Under our current view of applicable law, we will vote the shares for each subaccount as instructed by persons having a voting interest in the subaccount. We will vote shares for which we receive no instructions in the same proportion as those for which we receive instructions. You will receive periodic reports relating to the funds in which you have an interest as well as any proxy materials and a form on which to give voting instructions. Voting instructions will be solicited by a written communication at least 14 days before the meeting.

The number of votes (including fractional votes) you are entitled to direct will be determined as of the record date set by any fund you invest in through the subaccounts.

  During the accumulation phase the number of votes is equal to the portion of your account value invested in the fund, divided by the net asset value of one share of that fund.
  During the income phase the number of votes is equal to the portion of reserves set aside for the contract’s share of the fund, divided by the net asset value of one share of that fund.

Contract Modification

We may change the contract as required by federal or state law or as otherwise permitted in the contract. Certain changes will require the approval of appropriate state or federal regulatory authorities.

Transfer of Ownership: Assignment

We will accept assignments or transfers of ownership where such assignments are not prohibited, with proper notification. The date of any such assignment or transfer of ownership will be the date we receive the notification at the address listed in “Contract Overview-Questions: Contacting the Company.” An assignment or transfer of ownership may have tax consequences and you should consult with a tax adviser before assigning or transferring ownership of the contract.

An assignment of a contract will only be binding on the Company if it is made in writing and sent to us at the address listed in “Contract Overview-Questions: Contacting the Company.” We will use reasonable procedures to confirm that the assignment is authentic, including verification of signature. If we fail to follow our own procedures, we will be liable for any losses to you directly resulting from such failure. Otherwise, we are not responsible for the validity of any assignment. Your rights and the interest of the annuitant and any beneficiary will be subject to the rights of any assignee we have on our records.

PRO.75998-10

Legal Matters and Proceedings

We are not aware of any pending legal proceedings which involve the separate account as a party.

The Company is involved in threatened or pending lawsuits/arbitrations arising from the normal conduct of business. Due to the climate in insurance and business litigation/arbitrations, suits against the Company sometimes include claims for substantial compensatory, consequential, or punitive damages and other types of relief. Moreover, certain claims are asserted as class actions, purporting to represent a group of similarly situated individuals. While it is not possible to forecast the outcome of such lawsuits/arbitrations, in light of existing insurance, reinsurance, and established reserves, it is the opinion of management that the disposition of such lawsuits/arbitrations will not have a materially adverse effect on the Company’s operations or financial position.

ING Financial Advisers, LLC, the principal underwriter and distributor of the contract (the “distributor”), is a party to threatened or pending lawsuits/arbitration that generally arise from the normal conduct of business. Some of these suits may seek class action status and sometimes include claims for substantial compensatory, consequential or punitive damages and other types of relief. ING Financial Advisers, LLC is not involved in any legal proceeding which, in the opinion of management, is likely to have a material adverse effect on its ability to distribute the contract.

CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information (SAI) contains more specific information on the separate account and the contract, as well as the financial statements of the separate account and the Company. The following is a list of the contents of the SAI.

General Information and History
Variable Annuity Account B
Offering and Purchase of Contract
Income Phase Payments
Sales Material and Advertising
Experts
Financial Statements of the Separate Account
Consolidated Financial Statements of ING Life Insurance and Annuity Company

You may request an SAI by calling the Company at the number listed in “Contract Overview - Questions:
Contacting the Company.”

PRO.75998-10

APPENDIX I
FIXED ACCOUNT

The Fixed Account is an investment option available during the accumulation phase of the contract.

Additional information about this option may be found in the contract.

Amounts allocated to the Fixed Account are held in the Company’s general account, which supports insurance and annuity obligations.

General Disclosure.

> Interests in the Fixed Account have not been registered with the SEC in reliance on exemptions under the
Securities Act of 1933, as amended.
> Disclosure in this prospectus regarding the Fixed Account may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of the statements.
> The SEC has not reviewed disclosure in this Appendix regarding the Fixed Account.

Interest Rates.

> The Fixed Account guarantees that amounts allocated to this option will earn the minimum interest rate specified in the contract. We may credit a higher interest rate from time to time, but the rate we credit will never fall below the guaranteed minimum specified in the contract. Amounts applied to the Fixed Account will earn the interest rate in effect at the time money is applied. Amounts in the Fixed Account will receive a compound interest rate as credited by us. The rate we quote is an annual effective yield. Among other factors, the safety of the interest rate guarantee depends upon the claims-paying ability of the Company.
> Our determination of credited interest rates reflects a number of factors, including mortality and expense risks, interest rate guarantees, the investment income earned on invested assets and the amortization of any capital gains and/or losses realized on the sale of invested assets. Under this option, we assume the risk of investment gain or loss by guaranteeing the amounts you allocate to this option and promising a minimum interest rate and income phase payment.

Withdrawals. Except for contracts issued in the state of New York, withdrawals from the Fixed Account over
$250,000 (for contracts issued prior to 1988) or $500,000 (for contracts issued after 1988) will be paid pursuant to a five year schedule. See your contract for details. Under certain emergency conditions, some contracts allow us to defer payment of any withdrawal for period of up to 6 months or as provided by applicable federal or state law.

Charges. We do not make deductions from amounts in the Fixed Account to cover mortality and expense risks. We consider these risks when determining the credited rate.

If you make a withdrawal from amounts in the Fixed Account, an early withdrawal charge may apply. See “Fees.”

Transfers. During the accumulation phase, you may transfer account dollars from the Fixed Account to any other available investment option once during each calendar year. We may vary the dollar amount that you are allowed to transfer, but it will never be less than 10% of your account value held in the Fixed Account.

By notifying us at the address listed in “Contract Overview-Questions: Contacting the Company” at least 30 days before income payments begin you may elect to have amounts transferred to one or more of the funds available during the income phase to provide variable payments.

PRO.75998-10 41

APPENDIX II
DESCRIPTION OF UNDERLYING FUNDS

List of Fund Name Changes

Current Fund Name		Former Fund Name
ING Legg Mason ClearBridge Aggressive Growth Portfolio		ING Legg Mason Partners Aggressive Growth Portfolio
ING Oppenheimer Global Strategic Income Portfolio		ING Oppenheimer Strategic Income Portfolio

The investment results of the mutual funds (funds) are likely to differ significantly and there is no assurance that any of the funds will achieve their respective investment objectives. You should consider the investment objectives, risks and charges, and expenses of the funds carefully before investing. Please refer to the fund prospectuses for additional information. Shares of the funds will rise and fall in value and you could lose money by investing in the funds. Shares of the funds are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, the Federal Deposit Insurance Corporation or any other government agency. Except as noted, all funds are diversified, as defined under the Investment Company Act of 1940.
Fund prospectuses may be obtained free of charge at the address and telephone number listed in “Contract
Overview – Questions: Contacting the Company,” by accessing the SEC’s web site or by contacting the SEC
Public Reference Branch. If you received a summary prospectus for any of the funds available through your contract, you may obtain a full prospectus and other fund information free of charge by either accessing the internet address, calling the telephone number or sending an email request to the contact information show on the front of the fund’s summary prospectus.

Certain funds offered under the contracts have investment objectives and policies similar to other funds managed by the fund’s investment adviser. The investment results of a fund may be higher or lower than those of other funds managed by the same adviser. There is no assurance and no representation is made that the investment results of any fund will be comparable to those of another fund managed by the same investment adviser.

For the share class of each fund offered through your contract, please see the cover page.

Investment Adviser/
Fund Name	Subadviser	Investment Objective(s)
Fidelity Ò Variable Insurance	Fidelity Management & Seeks long-term capital appreciation.
Products – Fidelity Ò VIP	Research Company
Contrafund Ò Portfolio
Subadvisers:
FMR Co., Inc.; Fidelity
Management &
Research (U.K.) Inc.;
Fidelity Research &
Analysis Company;
Fidelity Investments
Japan Limited; Fidelity
International
Investment Advisors;
Fidelity International
Investment Advisors
(U.K.) Limited.

PRO.75998-10	42

Investment Adviser/
Fund Name	Subadviser	Investment Objective(s)
Fidelity Ò Variable Insurance	Fidelity Management &	Seeks reasonable income. Also
Products – Fidelity Ò VIP Equity-	Research Company	considers the potential for capital
Income Portfolio		appreciation. Seeks to achieve a yield
	Subadviser:	which exceeds the composite yield on
	FMR Co., Inc.; Fidelity	the securities comprising the Standard &
	Management & Research	Poor's 500SM Index
(U.K.) Inc.; Fidelity Research
& Analysis Company; Fidelity
Investments Japan Limited;
Fidelity International
Investment Advisors; Fidelity
International Investment
Advisors (U.K.) Limited
Fidelity Ò Variable Insurance	Fidelity Management &	Seeks to achieve capital appreciation.
Products – Fidelity Ò VIP Growth	Research Company
Portfolio
Subadviser:
FMR Co., Inc.; Fidelity
Management & Research
(U.K.) Inc.; Fidelity Research
& Analysis Company; Fidelity
International Investment
Advisors; Fidelity International
Investment Advisors (U.K.)
Limited; Fidelity Investments
Japan Limited
Fidelity Ò Variable Insurance	Fidelity Management &	Seeks long-term growth of capital.
Products – Fidelity Ò VIP Overseas	Research Company
Portfolio
Subadvisers: FMR Co., Inc.;
Fidelity Management &
Research (U.K.) Inc., Fidelity
Research & Analysis
Company; Fidelity
International Investment
Advisors; Fidelity International
Investment Advisors (U.K.)
Limited; Fidelity Investments
Japan Limited
ING Balanced Portfolio	ING Investments, LLC	Prior to July 15, 2010, the Portfolio
seeks to maximize investment return,
	Subadviser: ING Investment	consistent with reasonable safety of
	Management Co.	principal, by investing in a diversified
portfolio of one or more of the following
asset classes: stocks, bonds and cash
equivalents, based on the judgment of
the Portfolio's management, of which of
those sectors or mix thereof offers the
best investment prospects.

Effective July 15, 2010, he Portfolio
seeks total return consisting of capital
appreciation (both realized and
unrealized) and current income; the
secondary investment objective is long-
term capital appreciation.

PRO.75998-10

Investment Adviser/
Fund Name	Subadviser	Investment Objective(s)
ING Investors Trust – ING	Directed Services LLC	Seeks long-term growth of capital.
BlackRock Large Cap Growth
Portfolio	Subadviser: BlackRock
Investment Management, LLC
ING Variable Portfolios, Inc. - ING	ING Investments, LLC	Seeks long-term capital appreciation.
BlackRock Science and
Technology Opportunities	Subadviser: BlackRock
Portfolio	Advisors, LLC
ING Variable Funds – ING Growth	ING Investments, LLC	Seeks to maximize total return through
and Income Portfolio		investments in a diversified portfolio of
	Subadviser: ING Investment	common stocks and securities
	Management Co.	convertible into common stocks. It is
anticipated that capital appreciation and
investment income will both be major
factors in achieving total return.
ING Intermediate Bond Portfolio	ING Investments, LLC	Seeks to maximize total return
consistent with reasonable risk. The
	Subadviser: ING Investment	Portfolio seeks its objective through
	Management Co.	investments in a diversified portfolio
consisting primarily of debt securities.
It is anticipated that capital appreciation
and investment income will both be
major factors in achieving total return.
ING Variable Portfolios, Inc. –	ING Investments, LLC	Seeks investment results (before fees
ING International Index Portfolio		and expenses) that correspond to the
total return of a widely accepted
International Index.
ING Partners, Inc. – ING Legg	Directed Services LLC	Seeks long-term growth of capital.
Mason ClearBridge Aggressive
Growth Portfolio	Subadviser: ClearBridge
Advisors, LLC
ING Money Market Portfolio	ING Investments, LLC	Seeks to provide high current return,
consistent with preservation of capital
*There is no guarantee that the	Subadviser: ING Investment	and liquidity, through investment in
ING Money Market Subaccount	Management Co.	high-quality money market instruments.
will have a positive or level return.
ING Partners, Inc. –	Directed Services LLC	Seeks capital appreciation.
ING Oppenheimer Global Portfolio
Subadviser:
OppenheimerFunds, Inc.
ING Partners, Inc. –	Directed Services LLC	Seeks a high level of current income
ING Oppenheimer Global Strategic		principally derived from interest on debt
Income Portfolio	Subadviser:	securities.
OppenheimerFunds, Inc.
ING Variable Portfolios, Inc. –	ING Investments, LLC	A non-diversified Portfolio that seeks
ING RussellTM Large Cap Growth		investment results (before fees and
Index Portfolio	Subadviser: ING Investment	expenses) that correspond to the total
	Management Co.	return of the Russell Top 200® Growth
Index.
ING Strategic Allocation Portfolios,	ING Investments, LLC	Seeks to provide total return (i.e.,
Inc. – ING Strategic Allocation		income and capital growth, both realized
Conservative Portfolio	Subadviser: ING Investment	and unrealized) consistent with
	Management Co.	preservation of capital.

PRO.75998-10

Investment Adviser/
Fund Name	Subadviser	Investment Objective(s)
ING Strategic Allocation Portfolios,	ING Investments, LLC	Seeks to provide capital appreciation.
Inc. – ING Strategic Allocation
Growth Portfolio	Subadviser: ING Investment
Management Co.
ING Strategic Allocation Portfolios,	ING Investments, LLC	Seeks to provide total return (i.e.,
Inc. – ING Strategic Allocation		income and capital appreciation, both
Moderate Portfolio	Subadviser: ING Investment	realized and unrealized).
Management Co.
ING Partners, Inc. - ING Templeton	Directed Services LLC	Seeks long-term capital growth.
Foreign Equity Portfolio
Subadviser: Templeton
Investment Counsel, LLC
ING Partners, Inc. – ING	Directed Services LLC	Seeks capital appreciation.
Thornburg Value Portfolio
Subadviser: Thornburg
Investment Management
ING Partners, Inc. – ING T. Rowe	Directed Services LLC	Seeks long-term capital appreciation.
Price Diversified Mid Cap
Growth Portfolio	Subadviser: T. Rowe Price
Associates, Inc.
ING Partners, Inc. – ING T. Rowe	Directed Services LLC	Seeks long-term capital growth, and
Price Growth Equity Portfolio		secondarily, increasing dividend income.
Subadviser: T. Rowe Price
Associates, Inc.
ING Partners, Inc. – ING UBS U.S.	Directed Services LLC	Seeks long-term growth of capital and
Large Cap Equity Portfolio		future income.
Subadviser: UBS Global
Asset Management (Americas)
Inc.
ING Partners, Inc. – ING Van	Directed Services LLC	Seeks total return, consisting of long-
Kampen Equity and Income		term capital appreciation and current
Portfolio	Subadviser: Van Kampen	income.


PRO.75998-10

APPENDIX III
CONDENSED FINANCIAL INFORMATION

Except for subaccounts which did not commence operations as of December 31, 2009, the following tables give (1) the accumulation unit value ("AUV") at the beginning of the period, (2) the AUV at the end of the period and (3) the total number of accumulation units outstanding at the end of the period for each subaccount of Variable Annuity Account B available under the contracts for the indicated periods. For those subaccounts that commenced operations during the period ended December 31, 2009, the "Value at beginning of period" shown is the value at first date of investment. Fund name changes after December 31, 2009 are not reflected in this information.

TABLE I
FOR CONTRACTS ISSUED AFTER MARCH 1994 WITH TOTAL SEPARATE ACCOUNT ANNUAL EXPENSES OF 1.25
(Selected data for accumulation units outstanding throughout each period)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
FIDELITY® VIP CONTRAFUND® PORTFOLIO
Value at beginning of period	$21.06	$37.09	$31.94	$28.95	$25.07	$21.98	$17.33	$19.354	$22.333	$24.217
Value at end of period	$28.22	$21.06	$37.09	$31.94	$28.95	$25.07	$21.98	$17.33	$19.354	$22.333
Number of accumulation units outstanding at end of period	336,876	381,493	507,337	603,500	638,978	578,222	459,840	368,356	350,846	365,499
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
Value at beginning of period	$15.05	$26.57	$26.50	$22.33	$21.35	$19.39	$15.06	$18.363	$19.565	$18.272
Value at end of period	$19.35	$15.05	$26.57	$26.50	$22.33	$21.35	$19.39	$15.06	$18.363	$19.565
Number of accumulation units outstanding at end of period	186,032	218,532	345,239	390,753	444,733	517,940	447,621	362,704	304,410	204,704
FIDELITY® VIP GROWTH PORTFOLIO
Value at beginning of period	$12.40	$23.76	$18.95	$17.96	$17.19	$16.83	$12.83	$18.588	$22.858	$25.999
Value at end of period	$15.71	$12.40	$23.76	$18.95	$17.96	$17.19	$16.83	$12.83	$18.588	$22.858
Number of accumulation units outstanding at end of period	148,639	172,394	206,681	248,285	300,061	376,032	444,798	424,020	497,068	536,656
FIDELITY® VIP OVERSEAS PORTFOLIO
Value at beginning of period	$13.32	$24.00	$20.71	$17.76	$15.11	$13.46	$9.51	$12.077	$15.514	$19.419
Value at end of period	$16.64	$13.32	$24.00	$20.71	$17.76	$15.11	$13.46	$9.51	$12.077	$15.514
Number of accumulation units outstanding at end of period	92,767	102,748	128,515	129,186	131,286	132,647	99,214	41,584	40,745	33,208
ING BALANCED PORTFOLIO
Value at beginning of period	$21.26	$29.94	$28.72	$26.44	$25.68	$23.77	$20.25	$22.856	$24.163	$24.603
Value at end of period	$25.04	$21.26	$29.94	$28.72	$26.44	$25.68	$23.77	$20.25	$22.856	$24.163
Number of accumulation units outstanding at end of period	602,421	720,069	917,406	1,060,627	1,203,120	1,342,969	1,352,428	1,483,863	1,725,814	2,014,690
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2007)
Value at beginning of period	$6.27	$10.40	$10.67
Value at end of period	$8.09	$6.27	$10.40
Number of accumulation units outstanding at end of period	158,773	168,583	207,180
ING BLACKROCK SCIENCE AND TECHNOLOGY OPPORTUNITIES
PORTFOLIO
Value at beginning of period	$2.94	$4.95	$4.21	$3.98	$3.60	$3.70	$2.57	$4.436	$5.831	$9.558
Value at end of period	$4.44	$2.94	$4.95	$4.21	$3.98	$3.60	$3.70	$2.57	$4.436	$5.831
Number of accumulation units outstanding at end of period	127,833	87,832	94,120	131,384	184,668	238,094	325,256	240,058	172,469	127,430
ING GROWTH AND INCOME PORTFOLIO
Value at beginning of period	$15.90	$25.81	$24.34	$21.58	$20.20	$18.87	$15.16	$20.465	$25.397	$28.883
Value at end of period	$20.45	$15.90	$25.81	$24.34	$21.58	$20.20	$18.87	$15.16	$20.465	$25.397
Number of accumulation units outstanding at end of period	1,472,079	1,651,069	2,022,081	2,298,689	2,705,207	3,268,534	3,649,456	4,278,162	5,447,988	6,188,910
ING INTERMEDIATE BOND PORTFOLIO
Value at beginning of period	$18.75	$20.74	$19.81	$19.27	$18.92	$18.27	$17.40	$16.266	$15.147	$13.988
Value at end of period	$20.66	$18.75	$20.74	$19.81	$19.27	$18.92	$18.27	$17.40	$16.266	$15.147
Number of accumulation units outstanding at end of period	448,725	532,304	677,264	769,351	897,910	1,012,407	688,345	807,470	862,575	722,494

CFI 1

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
ING INTERNATIONAL INDEX PORTFOLIO
(Funds were first received in this option during August 2009)
Value at beginning of period	$11.74
Value at end of period	$12.72
Number of accumulation units outstanding at end of period	3,325
ING LEGG MASON PARTNERS AGGRESSIVE GROWTH PORTFOLIO
Value at beginning of period	$9.97	$16.60	$17.08	$15.69	$14.25	$13.15	$9.64	$15.086	$20.426	$29.04
Value at end of period	$13.02	$9.97	$16.60	$17.08	$15.69	$14.25	$13.15	$9.64	$15.086	$20.426
Number of accumulation units outstanding at end of period	151,591	165,318	200,911	246,323	280,808	327,368	365,960	353,915	420,422	455,264
ING MONEY MARKET PORTFOLIO
Value at beginning of period	$15.40	$15.19	$14.62	$14.12	$13.88	$13.91	$13.95	$13.905	$13.547	$12.894
Value at end of period	$15.26	$15.40	$15.19	$14.62	$14.12	$13.88	$13.91	$13.95	$13.905	$13.547
Number of accumulation units outstanding at end of period	290,406	471,161	456,245	457,899	400,551	546,292	760,049	1,044,246	1,134,800	894,024
ING OPPENHEIMER GLOBAL PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$8.42	$14.29	$13.57	$11.65	$10.01
Value at end of period	$11.61	$8.42	$14.29	$13.57	$11.65
Number of accumulation units outstanding at end of period	523,838	567,230	768,015	872,887	946,187
ING OPPENHEIMER STRATEGIC INCOME PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$9.60	$11.51	$10.72	$10.01	$9.88
Value at end of period	$11.53	$9.60	$11.51	$10.72	$10.01
Number of accumulation units outstanding at end of period	191,664	208,418	279,773	212,296	235,801
ING RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$10.70
Value at end of period	$12.54
Number of accumulation units outstanding at end of period	921
ING STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO
Value at beginning of period	$14.53	$19.25	$18.42	$17.21	$16.78	$15.74	$14.02	$14.844	$15.397	$14.875
Value at end of period	$16.91	$14.53	$19.25	$18.42	$17.21	$16.78	$15.74	$14.02	$14.844	$15.397
Number of accumulation units outstanding at end of period	27,916	41,708	52,539	54,761	53,837	49,393	52,209	88,782	82,972	99,655
ING STRATEGIC ALLOCATION GROWTH PORTFOLIO
Value at beginning of period	$13.63	$21.59	$20.81	$18.62	$17.75	$16.05	$13.07	$15.344	$17.566	$17.905
Value at end of period	$16.86	$13.63	$21.59	$20.81	$18.62	$17.75	$16.05	$13.07	$15.344	$17.566
Number of accumulation units outstanding at end of period	40,958	39,243	71,729	75,157	74,359	69,724	75,583	72,637	76,069	79,352
ING STRATEGIC ALLOCATION MODERATE PORTFOLIO
Value at beginning of period	$13.94	$20.31	$19.50	$17.76	$17.17	$15.78	$13.37	$14.966	$16.295	$16.431
Value at end of period	$16.78	$13.94	$20.31	$19.50	$17.76	$17.17	$15.78	$13.37	$14.966	$16.295
Number of accumulation units outstanding at end of period	37,701	37,418	52,633	58,717	59,246	63,295	77,501	89,224	99,986	99,845
ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$7.52	$13.39	$11.95	$11.09	$9.93
Value at end of period	$10.87	$7.52	$13.39	$11.95	$11.09
Number of accumulation units outstanding at end of period	423,967	477,757	612,088	691,090	810,723
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
Value at beginning of period	$14.84	$26.01	$23.96	$21.41	$20.42	$18.80	$14.54	$19.189	$21.643	$21.922
Value at end of period	$20.95	$14.84	$26.01	$23.96	$21.41	$20.42	$18.80	$14.54	$19.189	$21.643
Number of accumulation units outstanding at end of period	105,890	102,326	145,889	164,311	196,161	217,537	218,596	192,650	212,838	192,790

CFI 2

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$6.28	$10.20
Value at end of period	$8.20	$6.28
Number of accumulation units outstanding at end of period	415,687	465,424
ING THORNBURG VALUE PORTFOLIO
Value at beginning of period	$19.26	$32.37	$30.57	$26.49	$26.41	$23.69	$18.73	$27.159	$36.551	$39.254
Value at end of period	$27.54	$19.26	$32.37	$30.57	$26.49	$26.41	$23.69	$18.73	$27.159	$36.551
Number of accumulation units outstanding at end of period	88,751	97,407	114,239	117,112	147,962	177,277	204,828	249,445	300,792	335,970
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
Value at beginning of period	$10.53	$17.70	$17.71	$15.66	$14.50	$12.79	$10.37	$13.976	$17.889	$18.963
Value at end of period	$13.70	$10.53	$17.70	$17.71	$15.66	$14.50	$12.79	$10.37	$13.976	$17.889
Number of accumulation units outstanding at end of period	144,256	181,081	194,855	215,491	248,139	261,134	279,653	300,021	351,117	395,373
ING VAN KAMPEN EQUITY AND INCOME PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$9.20	$12.16	$11.89	$10.69	$9.98
Value at end of period	$11.15	$9.20	$12.16	$11.89	$10.69
Number of accumulation units outstanding at end of period	301,174	413,810	523,595	608,591	666,187

TABLE II
FOR CONTRACTS CONTAINING LIMITS ON FEES
(Selected data for accumulation units outstanding throughout each period)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
FIDELITY® VIP CONTRAFUND® PORTFOLIO
Value at beginning of period	$21.06	$37.09	$31.94	$28.95	$25.07	$21.98	$17.33	$19.354	$22.333	$24.217
Value at end of period	$28.22	$21.06	$37.09	$31.94	$28.95	$25.07	$21.98	$17.33	$19.354	$22.333
Number of accumulation units outstanding at end of period	8,961	12,125	18,196	24,115	27,427	25,162	22,238	18,503	11,769	8,064
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
Value at beginning of period	$15.05	$26.57	$26.50	$22.33	$21.35	$19.39	$15.06	$18.363	$19.565	$18.272
Value at end of period	$19.35	$15.05	$26.57	$26.50	$22.33	$21.35	$19.39	$15.06	$18.363	$19.565
Number of accumulation units outstanding at end of period	10,879	22,407	24,016	35,909	35,428	34,515	16,683	28,494	5,108	7,656
FIDELITY® VIP GROWTH PORTFOLIO
Value at beginning of period	$12.40	$23.76	$18.95	$17.96	$17.19	$16.83	$12.83	$18.588	$22.858	$25.999
Value at end of period	$15.71	$12.40	$23.76	$18.95	$17.96	$17.19	$16.83	$12.83	$18.588	$22.858
Number of accumulation units outstanding at end of period	1,847	3,860	4,116	6,352	7,210	13,505	13,739	16,200	30,698	29,626
FIDELITY® VIP OVERSEAS PORTFOLIO
Value at beginning of period	$13.32	$24.00	$20.71	$17.76	$15.11	$13.46	$12.60
Value at end of period	$16.64	$13.32	$24.00	$20.71	$17.76	$15.11	$13.46
Number of accumulation units outstanding at end of period	36	47	18,290	17,029	23,281	2,467	680
ING BALANCED PORTFOLIO
Value at beginning of period	$21.88	$30.74	$29.42	$27.01	$26.17	$24.16	$20.53	$23.119	$24.379	$24.762
Value at end of period	$25.83	$21.88	$30.74	$29.42	$27.01	$26.17	$24.16	$20.53	$23.119	$24.379
Number of accumulation units outstanding at end of period	94,481	107,148	118,074	135,748	189,050	217,194	210,963	226,171	340,426	361,203

CFI 3

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2007)
Value at beginning of period	$6.28	$10.41	$10.67
Value at end of period	$8.10	$6.28	$10.41
Number of accumulation units outstanding at end of period	8,554	12,302	13,169
ING BLACKROCK SCIENCE AND TECHNOLOGY OPPORTUNITIES
PORTFOLIO
Value at beginning of period			$4.28	$4.03	$3.65	$3.73	$2.59	$4.454	$5.841	$9.564
Value at end of period			$5.04	$4.28	$4.03	$3.65	$3.73	$2.59	$4.454	$5.841
Number of accumulation units outstanding at end of period			0	3,642	3,642	14,402	10,422	1,785	7,505	7,135
ING GROWTH AND INCOME PORTFOLIO
Value at beginning of period	$16.36	$26.50	$24.93	$22.04	$20.59	$19.19	$15.37	$20.70	$25.624	$29.069
Value at end of period	$21.10	$16.36	$26.50	$24.93	$22.04	$20.59	$19.19	$15.37	$20.70	$25.624
Number of accumulation units outstanding at end of period	562,385	659,379	793,302	950,496	1,152,266	1,401,295	1,674,699	1,943,271	2,540,138	2,862,933
ING INTERMEDIATE BOND PORTFOLIO
Value at beginning of period	$19.07	$21.07	$20.10	$19.52	$19.14	$18.45	$17.55	$16.378	$15.229	$14.042
Value at end of period	$21.05	$19.07	$21.07	$20.10	$19.52	$19.14	$18.45	$17.55	$16.378	$15.229
Number of accumulation units outstanding at end of period	80,339	110,037	121,126	145,608	170,190	237,188	248,725	332,174	362,413	364,573
ING LEGG MASON PARTNERS AGGRESSIVE GROWTH PORTFOLIO
Value at beginning of period	$9.97	$16.60	$17.08	$15.69	$14.25	$13.15	$9.64	$15.086	$20.426	$29.04
Value at end of period	$13.02	$9.97	$16.60	$17.08	$15.69	$14.25	$13.15	$9.64	$15.086	$20.426
Number of accumulation units outstanding at end of period	5,469	6,491	6,500	8,232	13,528	16,173	15,712	9,981	15,417	13,795
ING MONEY MARKET PORTFOLIO
Value at beginning of period	$15.40	$15.19	$14.62	$14.12	$13.88	$13.91	$13.95	$13.905	$13.547	$12.894
Value at end of period	$15.26	$15.40	$15.19	$14.62	$14.12	$13.88	$13.91	$13.95	$13.905	$13.547
Number of accumulation units outstanding at end of period	71,098	81,227	142,592	168,142	165,286	182,060	236,795	340,943	362,580	424,946
ING OPPENHEIMER GLOBAL PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$8.42	$14.29	$13.57	$11.65	$9.72
Value at end of period	$11.61	$8.42	$14.29	$13.57	$11.65
Number of accumulation units outstanding at end of period	17,610	18,704	20,539	28,855	35,013
ING OPPENHEIMER STRATEGIC INCOME PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$9.60	$11.51	$10.72	$10.01	$9.89
Value at end of period	$11.53	$9.60	$11.51	$10.72	$10.01
Number of accumulation units outstanding at end of period	2,838	32,501	4,627	10,508	11,136
ING STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO
Value at beginning of period	$15.13	$19.97	$19.05	$17.74	$17.24	$16.10	$14.30	$14.41
Value at end of period	$17.67	$15.13	$19.97	$19.05	$17.74	$17.24	$16.10	$14.30
Number of accumulation units outstanding at end of period	0	5,339	5,341	5,340	5,339	23,796	20,520	22,791
ING STRATEGIC ALLOCATION GROWTH PORTFOLIO
Value at beginning of period	$14.20	$22.40	$21.52	$19.19	$18.23	$16.42	$13.33	$15.591	$17.786	$18.066
Value at end of period	$17.62	$14.20	$22.40	$21.52	$19.19	$18.23	$16.42	$13.33	$15.591	$17.786
Number of accumulation units outstanding at end of period	3,999	9,861	10,406	10,405	10,401	11,857	18,356	19,199	21,776	21,776
ING STRATEGIC ALLOCATION MODERATE PORTFOLIO
Value at beginning of period	$14.52	$21.08	$20.16	$18.30	$17.63	$16.14	$13.63	$15.207	$16.499	$16.579
Value at end of period	$17.53	$14.52	$21.08	$20.16	$18.30	$17.63	$16.14	$13.63	$15.207	$16.499
Number of accumulation units outstanding at end of period	0	2,679	2,679	2,679	2,679	4,239	9,896	9,897	9,895	9,913

CFI 4

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$7.52	$13.39	$11.95	$11.09	$9.48
Value at end of period	$10.87	$7.52	$13.39	$11.95	$11.09
Number of accumulation units outstanding at end of period	15,073	17,418	17,064	20,517	27,390
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
Value at beginning of period	$14.84	$26.01	$23.96	$21.41	$20.42	$18.80	$14.54	$19.189	$21.643	$21.922
Value at end of period	$20.95	$14.84	$26.01	$23.96	$21.41	$20.42	$18.80	$14.54	$19.189	$21.643
Number of accumulation units outstanding at end of period	12,200	5,446	6,163	7,951	9,403	10,065	9,380	6,422	6,688	4,920
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$6.28	$10.20
Value at end of period	$8.20	$6.28
Number of accumulation units outstanding at end of period	5,164	8,167
ING THORNBURG VALUE PORTFOLIO
Value at beginning of period	$19.26	$32.37	$30.57	$26.49	$26.41	$23.69	$18.73	$27.159	$36.551	$39.254
Value at end of period	$27.54	$19.26	$32.37	$30.57	$26.49	$26.41	$23.69	$18.73	$27.159	$36.551
Number of accumulation units outstanding at end of period	3,544	3,715	4,644	3,729	3,729	5,194	5,195	9,460	9,287	11,362
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
Value at beginning of period	$10.53	$17.70	$17.71	$15.66	$14.50	$12.79	$10.37	$13.976	$17.889	$18.963
Value at end of period	$13.70	$10.53	$17.70	$17.71	$15.66	$14.50	$12.79	$10.37	$13.976	$17.889
Number of accumulation units outstanding at end of period	56,771	74,615	84,934	96,025	114,960	136,060	108,922	121,245	141,938	162,448
ING VAN KAMPEN EQUITY AND INCOME PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$9.20	$12.16	$11.89	$10.69	$9.81
Value at end of period	$11.15	$9.20	$12.16	$11.89	$10.69
Number of accumulation units outstanding at end of period	3,941	6,325	10,552	18,613	22,007

TABLE III
FOR CERTAIN CONTRACTS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.95%
(Selected data for accumulation units outstanding throughout each period)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
FIDELITY® VIP CONTRAFUND® PORTFOLIO
(Funds were first received in this option during December 2002)
Value at beginning of period	$11.90	$20.91	$17.95	$16.22	$14.00	$12.24	$17.33	$9.70
Value at end of period	$16.00	$11.90	$20.91	$17.95	$16.22	$14.00	$12.24	$17.33
Number of accumulation units outstanding at end of period	45,165	43,318	47,295	55,171	80,017	37,912	25,359	2,695
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
(Funds were first received in this option during February 2003)
Value at beginning of period	$9.56	$16.83	$16.73	$14.05	$13.40	$12.13	$8.78
Value at end of period	$12.33	$9.56	$16.83	$16.73	$14.05	$13.40	$12.13
Number of accumulation units outstanding at end of period	5,390	8,694	14,069	11,871	11,456	11,244	5,511
FIDELITY® VIP GROWTH PORTFOLIO
(Funds were first received in this option during February 2003)
Value at beginning of period	$9.12	$17.42	$13.85	$13.09	$12.49	$12.19	$8.80
Value at end of period	$11.58	$9.12	$17.42	$13.85	$13.09	$12.49	$12.19
Number of accumulation units outstanding at end of period	2,237	2,510	1,881	2,235	3,344	4,116	5,490

CFI 5

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
FIDELITY® VIP OVERSEAS PORTFOLIO
(Funds were first received in this option during February 2003)
Value at beginning of period	$12.09	$21.73	$18.70	$15.98	$13.56	$12.04	$8.09
Value at end of period	$15.16	$12.09	$21.73	$18.70	$15.98	$13.56	$12.04
Number of accumulation units outstanding at end of period	6,207	6,271	7,686	7,070	6,566	6,279	1,756
ING BALANCED PORTFOLIO
(Funds were first received in this option during February 2003)
Value at beginning of period		$14.71	$14.07	$12.91	$12.51	$11.54	$9.56
Value at end of period		$10.48	$14.71	$14.07	$12.91	$12.51	$11.54
Number of accumulation units outstanding at end of period		0	82,646	93,249	91,215	12	12
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2007)
Value at beginning of period	$6.31	$10.43	$10.67
Value at end of period	$8.16	$6.31	$10.43
Number of accumulation units outstanding at end of period	888	888	888
ING BLACKROCK SCIENCE AND TECHNOLOGY OPPORTUNITIES
PORTFOLIO
Value at beginning of period	$9.89	$16.58	$14.07	$13.24	$11.96	$12.23	$8.44
Value at end of period	$14.96	$9.89	$16.58	$14.07	$13.24	$11.96	$12.23
Number of accumulation units outstanding at end of period	1,207	865	586	578	311	223	223
ING GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during December 2002)
Value at beginning of period	$9.73	$15.75	$14.81	$13.09	$12.22	$11.38	$15.16	$9.42
Value at end of period	$12.55	$9.73	$15.75	$14.81	$13.09	$12.22	$11.38	$15.16
Number of accumulation units outstanding at end of period	26,993	27,883	34,872	40,044	39,142	49,972	69,060	94,985
ING INTERMEDIATE BOND PORTFOLIO
(Funds were first received in this option during February 2003)
Value at beginning of period	$11.40	$12.58	$11.97	$11.62	$11.37	$10.94	$10.51
Value at end of period	$12.60	$11.40	$12.58	$11.97	$11.62	$11.37	$10.94
Number of accumulation units outstanding at end of period	4,203	4,166	5,124	4,483	3,884	6,479	4,656
ING LEGG MASON PARTNERS AGGRESSIVE GROWTH PORTFOLIO
(Funds were first received in this option during February 2003)
Value at beginning of period	$9.65	$16.02	$16.44	$15.05	$13.63	$12.55	$8.77
Value at end of period	$12.65	$9.65	$16.02	$16.44	$15.05	$13.63	$12.55
Number of accumulation units outstanding at end of period	201	201	550	1,079	723	1,505	5,591
ING MONEY MARKET PORTFOLIO
(Funds were first received in this option during February 2003)
Value at beginning of period	$11.26	$11.07	$10.63	$10.23	$10.12	$10.02	$10.02
Value at end of period	$11.19	$11.26	$11.07	$10.63	$10.23	$10.02	$10.02
Number of accumulation units outstanding at end of period	11,063	19,892	24,749	68,143	9,105	0	3,292
ING OPPENHEIMER GLOBAL PORTFOLIO
Value at beginning of period	$8.52	$14.41	$13.65	$11.68	$10.02
Value at end of period	$11.78	$8.52	$14.41	$13.65	$11.68
Number of accumulation units outstanding at end of period	29,598	27,487	37,111	36,554	38,507
ING OPPENHEIMER STRATEGIC INCOME PORTFOLIO
Value at beginning of period	$9.72	$11.61	$10.78	$10.03	$9.91
Value at end of period	$11.70	$9.72	$11.61	$10.78	$10.03
Number of accumulation units outstanding at end of period	8,891	9,583	11,365	11,291	15,502

CFI 6

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
ING STRATEGIC ALLOCATION GROWTH PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$10.02	$14.42
Value at end of period	$12.43	$10.02
Number of accumulation units outstanding at end of period	4,516	4,516
ING STRATEGIC ALLOCATION MODERATE PORTFOLIO
(Funds were first received in this option during November 2005)
Value at beginning of period	$10.26	$14.90	$14.26	$12.95	$12.72
Value at end of period	$12.38	$10.26	$14.90	$14.26	$12.95
Number of accumulation units outstanding at end of period	4,349	3,933	3,581	3,282	2,925
ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$7.60	$13.50	$12.02	$11.12	$9.93
Value at end of period	$11.03	$7.60	$13.50	$12.02	$11.12
Number of accumulation units outstanding at end of period	1,879	1,316	1,834	4,473	5,717
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
(Funds were first received in this option during February 2003)
Value at beginning of period	$10.16	$17.75	$16.31	$14.53	$13.82	$12.68	$9.30
Value at end of period	$14.39	$10.16	$17.75	$16.31	$14.53	$13.82	$12.68
Number of accumulation units outstanding at end of period	8,923	8,699	34,631	7,393	7,203	4,347	3,154
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$6.30	$10.20
Value at end of period	$8.24	$6.30
Number of accumulation units outstanding at end of period	2,427	2,857
ING THORNBURG VALUE PORTFOLIO
(Funds were first received in this option during February 2003)
Value at beginning of period	$9.79	$16.40	$15.44	$13.34	$13.26	$11.86	$8.79
Value at end of period	$14.03	$9.79	$16.40	$15.44	$13.34	$13.26	$11.86
Number of accumulation units outstanding at end of period	376	287	287	287	287	287	287
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
(Funds were first received in this option during March 2007)
Value at beginning of period	$9.76	$16.35	$16.25
Value at end of period	$12.73	$9.76	$16.35
Number of accumulation units outstanding at end of period	244	244	585
ING VAN KAMPEN EQUITY AND INCOME PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$9.31	$12.27	$11.96	$10.71	$10.00
Value at end of period	$11.32	$9.31	$12.27	$11.96	$10.71
Number of accumulation units outstanding at end of period	13,233	17,039	8,513	8,390	8,585

CFI 7

FOR MASTER APPLICATIONS ONLY

I hereby acknowledge receipt of Variable Account B Individual Nonqualified Variable Annuity Prospectus dated
April 30, 2010.
Please send an Account B Statement of Additional Information (Form No. SAI.75998-10) dated April 30, 2010.

CONTRACT HOLDER’ S SIGNATURE

DATE

PRO.75998-10

                                              PART B

VARIABLE ANNUITY ACCOUNT B
OF
ING LIFE INSURANCE AND ANNUITY COMPANY

Statement of Additional Information dated April 30, 2010

Individual Nonqualified Variable Annuity Contracts

This Statement of Additional Information is not a prospectus and should be read in conjunction with the current prospectus for Variable Annuity Account B (the “Separate Account”) dated April 30, 2010.

A free prospectus is available upon request from the local ING Life Insurance and Annuity Company office or by writing to or calling:

ING
USFS Customer Service
Defined Contribution Administration
P.O. Box 990063
Hartford, CT 06199-0063

1-800-262-3862

Read the prospectus before you invest. Terms used in this Statement of Additional Information shall have the same meaning as in the prospectus.

TABLE OF CONTENTS

Page

General Information and History	2
Variable Annuity Account B	2
Offering and Purchase of Contracts	3
Income Phase Payments	3
Sales Material and Advertising	4
Experts	5
Financial Statements of the Separate Account	S-1
Consolidated Financial Statements of ING Life Insurance and Annuity Company	C-1

GENERAL INFORMATION AND HISTORY

ING Life Insurance and Annuity Company (the “Company,” we, us, our) is a stock life insurance company which was organized under the insurance laws of the State of Connecticut in 1976. Prior to January 1, 2002, the Company was known as Aetna Life Insurance and Annuity Company. Through a merger, it succeeded to the business of Aetna Variable Annuity Life Insurance Company (formerly Participating Annuity Life Insurance Company organized in 1954).

The Company is an indirect wholly owned subsidiary of ING Groep N.V. (“ING”), a global financial institution active in the fields of insurance, banking and asset management and is a direct, wholly owned subsidiary of Lion Connecticut Holdings Inc. The Company is engaged in the business of issuing life insurance policies and annuity contracts. Our Home Office is located at One Orange Way, Windsor, Connecticut 06095-4774.

The Company serves as the depositor for the separate account.

Other than the mortality and expense risk charge and administrative expense charge, if any, described in the prospectus, all expenses incurred in the operations of the separate account are borne by the Company. However, the Company does receive compensation for certain administrative or distribution costs from the funds or affiliates of the funds used as funding options under the contract. (See “Fees” in the prospectus.)

The assets of the separate account are held by the Company. The separate account has no custodian. However, the funds in whose shares the assets of the separate account are invested each have custodians, as discussed in their respective prospectuses.

VARIABLE ANNUITY ACCOUNT B

Variable Annuity Account B is a separate account established by the Company for the purpose of funding variable annuity contracts issued by the Company. The separate account is registered with the Securities and Exchange Commission (SEC) as a unit investment trust under the Investment Company Act of 1940, as amended. Payments to accounts under the contract may be allocated to one or more of the subaccounts. Each subaccount invests in the shares of only one of the funds offered under the contract. We may make additions to, deletions from or substitutions of available investment options as permitted by law and subject to the conditions of the contract. The availability of the funds is subject to applicable regulatory authorization. Not all funds are available in all jurisdictions or under all contracts.

A complete description of each of the funds, including their investment objectives, policies, risks and fees and expenses, are contained in the prospectuses and statements of additional information for each of the funds.

2

OFFERING AND PURCHASE OF CONTRACTS

The Company’s subsidiary, ING Financial Advisers, LLC serves as the principal underwriter for the contracts. ING Financial Advisers, LLC, a Delaware limited liability company, is registered as a broker-dealer with the SEC. ING Financial Advisers, LLC is also a member of the Financial Industry Regulatory Authority and the Securities Investor Protection Corporation. ING Financial Advisers, LLC’s principal office is located at One Orange Way, Windsor, Connecticut 06095-4774. The contracts are distributed through life insurance agents licensed to sell variable annuities who are registered representatives of ING Financial Advisers, LLC or of other registered broker-dealers who have entered into sales arrangements with ING Financial Advisers, LLC. The offering of the contracts is continuous. A description of the manner in which contracts are purchased may be found in the prospectus under the sections entitled “Purchase and Rights” and “Your Account Value.” Compensation paid to the principal underwriter, ING Financial Advisers, LLC, for the years ending December 31, 2009, 2008 and 2007 amounted to $ 1,658,134.85, $2,501,353.46, and $2,666,060.62 respectively. These amounts reflect compensation paid to ING Financial Advisers, LLC attributable to regulatory and operating expenses associated with the distribution of all registered variable annuity products issued by Variable Annuity Account B of ING Life Insurance and Annuity Company.

INCOME PHASE PAYMENTS

When you begin receiving payments under the contract during the income phase (see “Income Phase” in the prospectus), the value of your account is determined using accumulation unit values as of the tenth valuation before the first payment is due. Such value (less any applicable premium tax charge) is applied to provide payments to you in accordance with the payment option and investment options elected.

The annuity option tables found in the contract show, for each option, the amount of the first payment for each $1,000 of value applied. When you select variable income payments, your account value purchases annuity units of the separate account subaccounts corresponding to the funds you select. The number of annuity units purchased is based on your account value and the value of each unit on the day the annuity units are purchased. Thereafter, variable payments fluctuate as the annuity unit value(s) fluctuates with the investment experience of the selected investment option(s). The first payment and subsequent payments also vary depending on the assumed net investment rate selected (3.5% or 5% per annum). Selection of a 5% rate causes a higher first payment, but payments will increase thereafter only to the extent that the net investment rate increases by more than 5% on an annual basis. Payments would decline if the rate failed to increase by 5%. Use of the 3.5% assumed rate causes a lower first payment, but subsequent payments would increase more rapidly or decline more slowly as changes occur in the net investment rate.

When the income phase begins, the annuitant is credited with a fixed number of annuity units (which does not change thereafter) in each of the designated investment options. This number is calculated by dividing (a) by (b), where (a) is the amount of the first payment based on a particular investment option, and (b) is the then current annuity unit value for that investment option. As noted, annuity unit values fluctuate from one valuation period to the next (see “Account Value” in the prospectus): such fluctuations reflect changes in the net investment factor for the appropriate subaccount(s) (with a ten day valuation lag which gives the Company time to process payments) and a mathematical adjustment which offsets the assumed net investment rate of 3.5% or 5% per annum.

The operation of all these factors can be illustrated by the following hypothetical example. These procedures will be performed separately for the investment options selected during the income phase.

EXAMPLE:

Assume that, at the date payments are to begin, there are 3,000 accumulation units credited under a particular contract or account and that the value of an accumulation unit for the tenth valuation period prior to retirement was $13.650000. This produces a total value of $40,950.

Assume also that no premium tax charge is payable and that the annuity table in the contract provides, for the payment option elected, a first monthly variable payment of $6.68 per $1000 of value applied; the annuitant's first monthly payment would thus be 40.950 multiplied by $6.68, or $273.55.

3

Assume then that the value of an annuity unit upon the valuation period in which the first payment was due was $13.400000. When this value is divided into the first monthly payment, the number of annuity units is determined to be 20.414. The value of this number of annuity units will be paid in each subsequent month.

Suppose there were 30 days between the initial and second payment valuation dates. If the net investment factor with respect to the appropriate subaccount is 1.0032737 as of the tenth valuation preceding the due date of the second monthly income phase payment, multiplying this factor by .9971779* = .9999058^30 (to take into account 30 days of the assumed net investment rate of 3.5% per annum built into the number of Annuity Units determined above) produces a result of 1.000442. This is then multiplied by the Annuity Unit value for the prior valuation ($13.400000 from above) to produce an Annuity Unit value of $13.405928 for the valuation occurring when the second income phase payment is due.

The second monthly income phase payment is then determined by multiplying the number of Annuity Units by the current Annuity Unit value, or 20.414 times $13.405928, which produces a payment of $273.67.

*If an assumed net investment rate of 5% is elected, the appropriate factor to take into account such assumed rate would be .9959968 = .9998663^30.

SALES MATERIAL AND ADVERTISING

We may include hypothetical illustrations in our sales literature that explain the mathematical principles of dollar cost averaging, compounded interest, tax deferred accumulation, and the mechanics of variable annuity contracts. We may also discuss the difference between variable annuity contracts and other types of savings or investment products such as, personal savings accounts and certificates of deposit.

We may distribute sales literature that compares the percentage change in accumulation unit values for any of the subaccounts to established market indices such as the Standard & Poor’s 500 Stock Index and the Dow Jones Industrial Average or to the percentage change in values of other management investment companies that have investment objectives similar to the subaccount being compared.

We may publish in advertisements and reports, the ratings and other information assigned to us by one or more independent rating organizations such as A.M. Best Company, Duff & Phelps, Standard & Poor’s Corporation and Moody’s Investors Service, Inc. The purpose of the ratings is to reflect our financial strength and/or claims-paying ability. We may also quote ranking services such as Morningstar’s Variable Annuity/Life Performance Report and Lipper’s Variable Insurance Products Performance Analysis Service (VIPPAS), which rank variable annuity or life subaccounts or their underlying funds by performance and/or investment objective. We may categorize funds in terms of the asset classes they represent and use such categories in marketing material for the contracts. We may illustrate in advertisements the performance of the underlying funds, if accompanied by performance which also shows the performance of such funds reduced by applicable charges under the separate account. We may also show in advertisements the portfolio holdings of the underlying funds, updated at various intervals. From time to time, we will quote articles from newspapers and magazines or other publications or reports such as, The Wall Street Journal, Money magazine, USA Today and The VARDS Report.

We may provide in advertising, sales literature, periodic publications or other materials information on various topics of interest to current and prospective contract holders. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, market timing, dollar cost averaging, asset allocation, constant ratio transfer and account rebalancing), the advantages and disadvantages of investing in tax-deferred and taxable investments, customer profiles and hypothetical purchase and investment scenarios, financial management and tax and retirement planning, and investment alternatives to certificates of deposit and other financial instruments, including comparison between the contracts and the characteristics of and market for such financial instruments.

4

EXPERTS

The statements of assets and liabilities of the Variable Annuity Account C, of ING Life Insurance and Annuity
Company, as of December 31, 2009, and the related statements of operations and changes in net assets for the periods disclosed in the financial statements, and the consolidated financial statements of ING Life Insurance and
Annuity Company as of December 31, 2009 and 2008, and for each of the three years in the period ended December
31, 2009, included in the Statement of Additional Information, have been audited by Ernst & Young LLP, independent registered public accounting firm, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.

The primary business address of Ernst & Young LLP is Suite 1000, 55 Ivan Allen Jr. Boulevard, Atlanta, GA 30308

5

Form No. SAI.75998-10	ILIAC Ed. April 2010

VARIABLE ANNUITY ACCOUNT B
PART C - OTHER INFORMATION

Item 24. Financial Statements and Exhibits

(a)	Financial Statements:
	(1)	Included in Part A:
Financial Information
	(2)	Included in Part B:
Statements of Variable Annuity Account B:
Report of Independent Registered Public Accounting Firm
Statements of Assets and Liabilities as of December 31, 2009
Statements of Operations for the year ended December 31, 2009
Statements of Changes in Net Assets for the years ended December 31, 2009 and 2008
Notes to Financial Statements
Financial Statements of ING Life Insurance and Annuity Company:
Report of Independent Registered Public Accounting Firm
Consolidated Statements of Operations for the years ended December 31, 2009, 2008 and 2007
Consolidated Balance Sheets as of December 31, 2009 and 2008
Consolidated Statements of Changes in Shareholder’s Equity for the years ended December 31, 2009, 2008 and 2007
Consolidated Statements of Cash Flows for the years ended December 31, 2009, 2008 and 2007
Notes to Consolidated Financial Statements
(b)	Exhibits
	(1)	Resolution establishing Variable Annuity Account B ·Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No.
033-75986), as filed on April 22, 1996.
	(2)	Not applicable

(3.1)	Standard Form of Broker-Dealer Agreement ·Incorporated by reference to Post-
Effective Amendment No. 32 to Registration Statement on Form N-4 (File No. 033-
81216), as filed on April 11, 2006.
(3.2)	Underwriting Agreement dated November 17, 2006 between ING Life Insurance and
Annuity Company and ING Financial Advisers, LLC ·Incorporated by reference to
Post-Effective Amendment No. 34 to Registration Statement on Form N-4 (File No.
33-75996), as filed on December 20, 2006.
(4.1)	Variable Annuity Contract (IA-CDA-IA) ·Incorporated by reference to Post-
Effective Amendment No. 14 to Registration Statement on Form N-4 (File No. 033-
75964), as filed on July 29, 1997.
(4.2)	Variable Annuity Contract (I-CDA-HD) ·Incorporated by reference to Post-Effective
Amendment No. 12 to Registration Statement on Form N-4 (File No. 033-75964), as
filed on February 11, 1997.
(4.3)	Variable Annuity Contract (I-CDA-HD(XC)) ·Incorporated by reference to Post-

Effective Amendment No. 17 to Registration Statement on Form N-4 (File No. 033-
75998), as filed on April 12, 2002.
(4.4)	Endorsement (EIGET-IC(R)) to Contracts IA-CDA-IA and I-CDA-HD (NQ Modals)
·Incorporated by reference to Post-Effective Amendment No. 8 to Registration
Statement on Form N-4 (File No. 033-75964), as filed on August 30, 1996.
(4.5)	Endorsement EGET(99) to Contracts IA-CDA-IA, I-CDA-HD and I-CDA-HD(XC) ·
Incorporated by reference to Post-Effective Amendment No. 13 to Registration
Statement on Form N-4 (File No. 333-01107), as filed on April 7, 1999.
(4.6)	Endorsement ENQSWO-IC to Contract IA-CDA-IA ·Incorporated by reference to
Post-Effective Amendment No. 28 to Registration Statement on Form N-4 (File No.
033-75988), as filed on April 10, 2003.
(4.7)	Endorsement EIAMSF-IC to Contract IA-CDA-IA ·Incorporated by reference to
Post-Effective Amendment No. 28 to Registration Statement on Form N-4 (File No.
033-75988), as filed on April 10, 2003.
(4.8)	Endorsement EIGET-IC(SPD-R) to Contracts I-CDA-HD and IA-CDA-IA (NQ
Single Premiums) ·Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement on Form N-4 (File No. 033-75988), as filed on April 10,
2003.
(4.9)	Endorsement EGET-HG to Contract I-CDA-HD · Incorporated by reference to Post-
Effective Amendment No. 28 to Registration Statement on Form N-4 (File No. 033-
75988), as filed on April 10, 2003.
(4.10)	Endorsement EIEP-HG to Contract I-CDA-HD ·Incorporated by reference to Post-
Effective Amendment No. 28 to Registration Statement on Form N-4 (File No. 033-
75988), as filed on April 10, 2003.
(4.11)	Endorsement EIM-CVTDTP-HI to Contract I-CDA-HD ·Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement on Form N-4 (File
No. 033-75988), as filed on April 10, 2003.
(4.12)	Endorsement EIMSF-HI to Contract I-CDA-HD (Single Premiums) ·Incorporated
by reference to Post-Effective Amendment No. 28 to Registration Statement on Form
N-4 (File No. 033-75988), as filed on April 10, 2003.
(4.13)	Endorsement EISFSM-HI to Contract I-CDA-HD (Modals) ·Incorporated by
reference to Post-Effective Amendment No. 28 to Registration Statement on Form N-
4 (File No. 033-75988), as filed on April 10, 2003.
(4.14)	Endorsement EIS25-IA to Contract I-CDA-HD (Single Pays) ·Incorporated by
reference to Post-Effective Amendment No. 28 to Registration Statement on Form N-
4 (File No. 033-75988), as filed on April 10, 2003.
(4.15)	Endorsement EIM25-IA to Contract I-CDA-HD · Incorporated by reference to Post-
Effective Amendment No. 28 to Registration Statement on Form N-4 (File No. 033-
75988), as filed on April 10, 2003.
(4.16)	Endorsement EDRA-HD to Contract I-CDA-HD ·Incorporated by reference to Post-
Effective Amendment No. 28 to Registration Statement on Form N-4 (File No. 033-
75988), as filed on April 10, 2003.
(4.17)	Endorsement ESFPPS-HD to I-CDA-HD(XC)(NU) ·Incorporated by reference to

Post-Effective Amendment No. 17 to Registration Statement on Form N-4 (File No.
033-75998), as filed on April 12, 2002.
(4.18)	Endorsement EIMCVT-HI(XC) to I-CDA-HD(XC)(NU) ·Incorporated by reference to Post-Effective Amendment No. 17 to Registration Statement on Form N-4 (File
No. 033-75998), as filed on April 12, 2002.
(4.19)	Endorsements (re name change) ENMCHG (05/02) and ENMCHGI (05/02 to
Contracts I-CDA-HD, IA-CDA-IA and I-CDA-HD(XC) ·Incorporated by reference to Post-Effective Amendment No. 30 to Registration Statement on Form N-4 (File
No. 033-75962), as filed on April 8, 2002.
(4.20)	Endorsement EIM25-IA(XC) to Contract I-CDA-HD(XC) ·Incorporated by
reference to Post-Effective Amendment No. 17 to Registration Statement on Form N-
4 (File No. 033-75998), as filed on April 12, 2002.
(4.21)	Endorsement EIGF-IC(NY) to Contract I-CDA-HD(XC) ·Incorporated by reference to Post-Effective Amendment No. 17 to Registration Statement on Form N-4 (File
No. 033-75998), as filed on April 12, 2002.
(4.22)	Endorsement EIMSF-HI to Contract I-CDA-HD(XC) ·Incorporated by reference to
Post-Effective Amendment No. 17 to Registration Statement on Form N-4 (File No.
033-75998), as filed on April 12, 2002.
(4.23)	Endorsement EGF-IC(SPD-NY) to Contract I-CDA-HD(XC) ·Incorporated by
reference to Post-Effective Amendment No. 17 to Registration Statement on Form N-
4 (File No. 033-75998), as filed on April 12, 2002.
(4.24)	Endorsement EIS25-IA(XC) to Contract I-CDA-HD(XC) ·Incorporated by reference to Post-Effective Amendment No. 17 to Registration Statement on Form N-4 (File
No. 033-75998), as filed on April 12, 2002.
(4.25)	Endorsement ENQFD-IC to Contract I-CDA-HD(XC) ·Incorporated by reference to
Post-Effective Amendment No. 17 to Registration Statement on Form N-4 (File No.
033-75998), as filed on April 12, 2002.
(4.26)	Endorsement EDRAH-I to Contract I-CDA-HD(XC) ·Incorporated by reference to
Post-Effective Amendment No. 17 to Registration Statement on Form N-4 (File No.
033-75998), as filed on April 12, 2002.
(4.27)	Endorsement EGISA-IA to Contract I-CDA-HD(XC) ·Incorporated by reference to
Post-Effective Amendment No. 17 to Registration Statement on Form N-4 (File No.
033-75998), as filed on April 12, 2002.
(4.28)	Endorsement EVP-IC to Contracts I-CDA-HD(XC), I-CDA-HD and
IA-CDA-IA ·Incorporated by reference to Post-Effective Amendment No. 17 to
Registration Statement on Form N-4 (File No. 033-75998), as filed on April 12, 2002.
(4.29)	Endorsement PRFMHEG to Contract I-CDA-HD(XC) ·Incorporated by reference to
Post-Effective Amendment No. 17 to Registration Statement on Form N-4 (File No.
033-75998), as filed on April 12, 2002.

(5)	Variable Annuity Contract Application (713.00.1(C)) ·Incorporated by reference to Post-Effective Amendment No. 7 to Registration Statement on Form N-4 (File No.
033-75998), as filed on August 21, 1997.

(6.1) Restated Certificate of Incorporation (amended and restated as of October 1, 2007) of

ING Life Insurance and Annuity Company (formerly Aetna Life Insurance and
Annuity Company) ·Incorporated by reference to ING Life Insurance and Annuity
Company annual report on Form 10-K (File No. 033-23376), as filed on March 31,
2008.
(6.2)	Amended and Restated By-Laws of ING Life Insurance and Annuity Company,
effective October 1, 2007 ·Incorporated by reference to ING Life Insurance and
Annuity Company annual report on Form 10-K (File No. 033-23376), as filed on
March 31, 2008.

(7)	Not applicable

(8.1)	Amended and Restated Participation Agreement as of June 26, 2009 by and among
ING Life Insurance and Annuity Company, Fidelity Distributors Corporation,
Variable Insurance Products Fund, Variable Insurance Products Fund II, Variable
Insurance Products Fund III, Variable Insurance Products Fund IV and Variable
Insurance Products Fund V ·Incorporated by reference to Post-Effective Amendment
No. 56 to Registration Statement on Form N-4 (File No. 333-01107), as filed on
December 18, 2009.
(8.2)	First Amendment as of June 26, 2009 to Participation Agreement as of June 26, 2009
by and among ING Life Insurance and Annuity Company, Fidelity Distributors
Corporation, Variable Insurance Products Fund, Variable Insurance Products Fund II,
Variable Insurance Products Fund III, Variable Insurance Products Fund IV and
Variable Insurance Products Fund V ·Incorporated by reference to Post-Effective
Amendment No. 56 to Registration Statement on Form N-4 (File No. 333-01107), as
filed on December 18, 2009.
(8.3)	Letter Agreement dated May 16, 2007 and effective July 2, 2007 between ING Life
Insurance and Annuity Company, Variable Insurance Products Fund, Variable
Insurance Products Fund I, Variable Insurance Products Fund II, Variable Insurance
Product Fund V and Fidelity Distributors Corporation ·Incorporated by reference to
Post-Effective Amendment No. 51 to Registration Statement on Form N-4 (File No.
033-75962), as filed on July 27, 2007.
(8.4)	Service Agreement effective as of June 1, 2002 by and between Fidelity Investments
Institutional Operations Company, Inc. and ING Financial Advisers, LLC ·
Incorporated by reference to Post-Effective Amendment No. 33 to Registration
Statement on Form N-4 (File No. 033-75988), as filed on August 5, 2004.
(8.5)	Service Contract effective as of June 1, 2002 and amended on June 20, 2003 by and between Directed Services, Inc., ING Financial Advisers, LLC, and Fidelity
Distributors Corporation ·Incorporated by reference to Post-Effective Amendment
No. 33 to Registration Statement on Form N-4 (File No. 033-75988), as filed on
August 5, 2004.
(8.6)	First Amendment effective April 1, 2005 to Service Contract between Fidelity
Distributors Corporation and ING Financial Advisers, Inc. dated June 1, 2002 and amended on June 20, 2003 ·Incorporated by reference to Post-Effective Amendment
No. 47 to Registration Statement on Form N-4 (File No. 033-75962), as filed on
November 21, 2006.

(8.7)	Second Amendment effective April 1, 2006 to Service Contract between Fidelity
Distributors Corporation and ING Financial Advisers, Inc. dated June 1, 2002 and amended on June 20, 2003 ·Incorporated by reference to Post-Effective Amendment
No. 47 to Registration Statement on Form N-4 (File No. 033-75962), as filed on
November 21, 2006.
(8.8)	Rule 22c-2 Agreement dated no later than April 16, 2007 and is effective as of
October 16, 2007 between Fidelity Distributors Corporation, ING Life Insurance and
Annuity Company, ING National Trust, ING USA Annuity and Life Insurance
Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of
New York, Security Life of Denver Insurance Company and Systematized Benefits
Administrators Inc. ·Incorporated by reference to Post-Effective Amendment No. 50 to Registration Statement on Form N-4 (File No. 033-75962), as filed on June 15,
2007.
(8.9)	Participation Agreement dated April 30, 2003 among ING Life Insurance and Annuity
Company, The GCG Trust (renamed effective May 1, 2003, ING Investors Trust) and
Directed Services, Inc. ·Incorporated by reference to Post-Effective Amendment No.
54 to Registration Statement on Form N-1A (File No. 033-23512), as filed on August
1, 2003.
(8.10)	Amendment dated October 9, 2006 to the Participation Agreement dated April 30,
2003 among ING Life Insurance and Annuity Company, ING Investors Trust and
Directed Services, Inc. ·Incorporated by reference to Post Effective Amendment No.
47 to Registration Statement on Form N-4 (File No. 033-75962), as filed on
November 21, 2006.
(8.11)	Participation Agreement dated as of November 28, 2001 among Portfolio Partners,
Inc., Aetna Life Insurance and Annuity Company and Aetna Investment Services,
LLC ·Incorporated by reference to Post-Effective Amendment No. 30 to
Registration Statement on Form N-4 (File No. 033-75962), as filed on April 8, 2002.
(8.12)	Amendment dated March 5, 2002 between Portfolio Partners, Inc. (to be renamed
ING Partners, Inc. effective May 1, 2002), Aetna Life Insurance and Annuity
Company (to be renamed ING Life Insurance and Annuity Company effective May 1,
2002) and Aetna Investment Services LLC (to be renamed ING Financial Advisers,
LLC) to Participation Agreement dated November 28, 2001 ·Incorporated by reference to Post-Effective Amendment No. 30 to Registration Statement on Form N-
4 (File No. 033-75962), as filed on April 8, 2002.
(8.13)	Amendment dated May 1, 2003 between ING Partners, Inc., ING Life Insurance and
Annuity Company and ING Financial Advisers, LLC to the Participation Agreement
dated as of November 28, 2001 and subsequently amended on March 5, 2002 ·
Incorporated by reference to Post-Effective Amendment No. 28 to Registration
Statement on Form N-4 (File No. 033-75988), as filed on April 10, 2003.

(8.14)	Amendment dated November 1, 2004 to the Participation Agreement between ING
Partners, Inc., ING Life Insurance and Annuity Company and ING Financial
Advisers, LLC dated as of November 28, 2001 and subsequently amended on March
5, 2002 and May 1, 2003 ·Incorporated by reference to Post-Effective Amendment
No. 20 to Registration Statement on Form N-1A (File No. 333-32575), as filed on
April 1, 2005.
(8.15)	Amendment dated April 29, 2005 to the Participation Agreement between ING
Partners, Inc., ING Life Insurance and Annuity Company and ING Financial
Advisers, LLC dated as of November 28, 2001 and subsequently amended on March
5, 2002, May 1, 2003 and November 1, 2004 ·Incorporated by reference to Post-
Effective Amendment No. 32 to Registration Statement on Form N-4 (File No. 033-
81216), as filed on April 11, 2006.
(8.16)	Amendment dated August 31, 2005 to the Participation Agreement between ING
Partners, Inc., ING Life Insurance and Annuity Company and ING Financial
Advisers, LLC dated November 28, 2001 and subsequently amended on March 5,
2002, May 1, 2003, November 1, 2004 and April 29, 2005 ·Incorporated by
reference to Post-Effective Amendment No. 32 to Registration Statement on Form N-
4 (File No. 033-81216), as filed on April 11, 2006.
(8.17)	Amendment dated December 7, 2005 to the Participation Agreement between ING
Partners, Inc., ING Life Insurance and Annuity Company and ING Financial
Advisers, LLC dated as of November 28, 2001 and subsequently amended on March
5, 2002, May 1, 2003, November 1, 2004, April 29, 2005, and August 31, 2005 ·
Incorporated by reference to Post-Effective Amendment No. 32 to Registration
Statement on Form N-4 (File No. 033-81216), as filed on April 11, 2006.
(8.18)	Amendment dated April 28, 2006 to the Participation Agreement between ING
Partners, Inc., ING Life Insurance and Annuity Company and ING Financial
Advisers, LLC dated as of November 28, 2001 and subsequently amended on March
5, 2002, May 1, 2003, November 1, 2004, April 29, 2005, August 31, 2005 and
December 7, 2005 ·Incorporated by reference to Registration Statement on Form N-4
(File No. 333-134760), as filed on June 6, 2006.
(8.19)	Selling and Services Agreement made and entered into as of November 28, 2001 by and among Aetna Investment Services, LLC, Aetna Life Insurance and Annuity
Company and Portfolio Partners, Inc. ·Incorporated by reference to Post-Effective
Amendment No. 55 to Registration Statement on Form N-4 (File No. 033-75962), as
filed on April 8, 2010.
(8.20)	First Amendment to Selling and Services Agreement dated as of July 1, 2009 by and between ING Life Insurance and Annuity Company (formerly Aetna Life Insurance and Annuity Company), ING Institutional Plan Services, LLP, ING Financial
Advisers, LLC (formerly Aetna Investment Services, Inc.), and ING Partners, Inc.
(formerly Portfolio Partners, Inc.) ·Incorporated by reference to Post-Effective
Amendment No. 55 to Registration Statement on Form N-4 (File No. 033-75962), as
filed on April 8, 2010.

(8.21)	Shareholder Servicing Agreement (Service Class Shares) dated as of November 27,
2001 between Portfolio Partners, Inc. and Aetna Life Insurance and Annuity Company
·Incorporated by reference to Post-Effective Amendment No. 30 to Registration
Statement on Form N-4 (File No. 033-75962), as filed on April 8, 2002.
(8.22)	Amendment dated March 5, 2002 between Portfolio Partners, Inc. (to be renamed ING
Partners, Inc. effective May 1, 2002) and Aetna Life Insurance and Annuity Company
(to be renamed ING Life Insurance and Annuity Company effective May 1, 2002) to the Shareholder Servicing Agreement (Service Class Shares) dated November 27,
2001 ·Incorporated by reference to Post-Effective Amendment No. 30 to Registration
Statement on Form N-4 (File No. 033-75962), as filed on April 8, 2002.
(8.23)	Amendment dated May 1, 2003 by and between ING Partners, Inc. and ING Life
Insurance and Annuity Company to the Shareholder Servicing Agreement (Service
Class Shares) dated November 27, 2001, as amended on March 5, 2002 ·Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement on Form
N-4 (File No. 033-75988), as filed on April 10, 2003.
(8.24)	Amendment dated November 1, 2004 to the Shareholder Servicing Agreement
(Service Class Shares) by and between ING Partners, Inc. and ING Life Insurance and
Annuity Company dated November 27, 2001, as amended on March 5, 2002 and May
1, 2003 ·Incorporated by reference to Registration Statement on Form N-4 (File No.
333-134760), as filed on June 6, 2006.
(8.25)	Amendment dated April 29, 2005 to the Shareholder Servicing Agreement (Service
Class Shares) by and between ING Partners, Inc. and ING Life Insurance and Annuity
Company dated November 27, 2001, and amended on March 5, 2002, May 1, 2003 and November 1, 2004 ·Incorporated by reference to Post Effective Amendment No.
32 to Registration Statement on Form N-4 (File No. 033-81216), as filed on April 11,
2006.
(8.26)	Amendment dated December 7, 2005 to the Shareholder Servicing Agreement
(Service Class Shares) by and between ING Partners, Inc. and ING Life Insurance and
Annuity Company dated November 27, 2001, and amended on March 5, 2002, May 1,
2003, November 1, 2004 and April 29, 2005 ·Incorporated by reference to
Registration Statement on Form N-4 (File No. 333-134760), as filed on June 6, 2006.
(8.27)	Amendment dated April 28, 2006 to the Shareholder Servicing Agreement (Service
Class Shares) by and between ING Partners, Inc. and ING Life Insurance and Annuity
Company dated November 27, 2001, and amended on March 5, 2002, May 1, 2003,
November 1, 2004, April 29, 2005 and December 7, 2005 ·Incorporated by reference to Registration Statement on Form N-4 (File No. 333-134760), as filed on June 6,
2006.
(8.28)	Fund Participation Agreement dated as of May 1, 1998 by and among Aetna Life
Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable Encore
Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series,
Aetna Variable Portfolios, Inc. on behalf of each of its series and Aeltus Investment
Management, Inc. ·Incorporated by reference to Registration Statement on Form N-

4 (File No. 333-56297), as filed on June 8, 1998.
(8.29)	Amendment dated November 9, 1998 to Fund Participation Agreement dated as of
May 1, 1998 by and among Aetna Life Insurance and Annuity Company and Aetna
Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced
VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation
Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series and Aeltus Investment Management, Inc. ·Incorporated by reference to Post-Effective Amendment No. 2 to Registration Statement on Form
N-4 (File No. 333-56297), as filed on December 14, 1998.
(8.30)	Second Amendment dated December 31, 1999 to Fund Participation Agreement dated as of May 1, 1998 and amended on November 9, 1998 by and among Aetna
Life Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable
Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on
behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolio, Inc. on behalf of each of its series and Aeltus
Investment Management, Inc. ·Incorporated by reference to Post-Effective
Amendment No. 19 to Registration Statement on Form N-4 (File No. 333-01107), as
filed on February 16, 2000.
(8.31)	Third Amendment dated February 11, 2000 to Fund Participation Agreement dated as of May 1, 1998 and amended on November 9, 1998 and December 31, 1999 by and among Aetna Life Insurance and Annuity Company and Aetna Variable Fund, Aetna
Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET
Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolio, Inc. on behalf of each of its series and
Aeltus Investment Management, Inc. ·Incorporated by reference to Post-Effective
Amendment No. 20 to Registration Statement on Form N-4 (File No. 333-01107), as
filed on April 4, 2000.
(8.32)	Fourth Amendment dated May 1, 2000 to Fund Participation Agreement dated as of
May 1, 1998 and amended on November 9, 1998, December 31, 1999 and February
11, 2000 by and among Aetna Life Insurance and Annuity Company and Aetna
Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced
VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation
Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series and Aeltus Investment Management, Inc. ·Incorporated by reference to Post-Effective Amendment No. 20 to Registration Statement on Form
N-4 (File No. 333-01107), as filed on April 4, 2000.
(8.33)	Fifth Amendment dated February 27, 2001 to Fund Participation Agreement dated as of May 1, 1998 and amended on November 9, 1998, December 31, 1999, February
11, 2000 and May 1, 2000 by and among Aetna Life Insurance and Annuity
Company and Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income
Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series,
Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable
Portfolios, Inc. on behalf of each of its series and Aeltus Investment Management,

Inc. ·Incorporated by reference to Post-Effective Amendment No. 24 to Registration
Statement on Form N-4 (File No. 333-01107), as filed on April 13, 2001.
(8.34)	Sixth Amendment dated as of June 19, 2001 to Fund Participation Agreement dated as of May 1, 1998 and amended on November 9, 1998, December 31, 1999, February
11, 2000, May 1, 2000 and February 27, 2001 among Aetna Life Insurance and
Annuity Company, Aeltus Investment Management, Inc. and Aetna Variable Fund,
Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna
GET Fund, on behalf of each of its series, Aetna Generations Portfolios, Inc. on behalf of each of its series and Aetna Variable Portfolios, Inc. on behalf of each of its series ·Incorporated by reference to Post-Effective Amendment No. 32 to
Registration Statement on Form N-4 (File No. 033-75988), as filed on April 13, 2004.
(8.35)	Service Agreement effective as of May 1, 1998 between Aeltus Investment
Management, Inc. and Aetna Life Insurance and Annuity Company in connection with the sale of shares of Aetna Variable Fund, Aetna Variable Encore Fund, Aetna
Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series and Aetna
Variable Portfolios, Inc. on behalf of each of its series ·Incorporated by reference to
Registration Statement on Form N-4 (File No. 333-56297), as filed on June 8, 1998.
(8.36)	Amendment dated November 4, 1998 and effective as of October 15, 1998 to Service
Agreement effective as of May 1, 1998 between Aeltus Investment Management, Inc.
and Aetna Life Insurance and Annuity Company in connection with the sale of shares of Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna
Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation
Portfolios, Inc. on behalf of each of its series and Aetna Variable Portfolios, Inc. on behalf of each of its series ·Incorporated by reference to Post-Effective Amendment
No. 2 to Registration Statement on Form N-4 (File No. 333-56297), as filed on
December 14, 1998.
(8.37)	Second Amendment dated February 11, 2000 to Service Agreement effective as of
May 1, 1998 and amended on November 4, 1998 between Aeltus Investment
Management, Inc. and Aetna Life Insurance and Annuity Company in connection with the sale of shares of Aetna Variable Fund, Aetna Variable Encore Fund, Aetna
Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series and Aetna
Variable Portfolios, Inc. on behalf of each of its series ·Incorporated by reference to
Post-Effective Amendment No. 20 to Registration Statement on Form N-4 (File No.
333-01107), as filed on April 4, 2000.
(8.38)	Third Amendment dated May 1, 2000 to Service Agreement effective as of May 1,
1998 and amended on November 4, 1998 and February 11, 2000 between Aeltus
Investment Management, Inc. and Aetna Life Insurance and Annuity Company in
connection with the sale of shares of Aetna Variable Fund, Aetna Variable Encore
Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series and
Aetna Variable Portfolios, Inc. on behalf of each of its series ·Incorporated by reference to Post-Effective Amendment No. 20 to Registration Statement on Form N-
4 (File No. 333-01107), as filed on April 4, 2000.
(8.39)	Fourth Amendment dated as of June 26, 2001 to Service Agreement with Investment
Advisor effective as of May 1, 1998, as amended on November 4, 1998, February 11,
2000 and May 1, 2000 between Aeltus Investment Management, Inc. and Aetna Life
Insurance and Annuity Company in connection with the sale of shares of Aetna
Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced
VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation
Portfolios, Inc. on behalf of each of its series and Aetna Variable Portfolios, Inc. on behalf of each of its series ·Incorporated by reference to Post-Effective Amendment
No. 32 to Registration Statement on Form N-4 (File No. 033-75988), as filed on April
13, 2004.
(8.40)	Rule 22c-2 Agreement dated no later than April 16, 2007 is effective October 16,
2007 between ING Funds Services, LLC, ING Life Insurance and Annuity Company,
ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life
Insurance Company, ReliaStar Life Insurance Company of New York, Security Life
of Denver Insurance Company and Systematized Benefits Administrators Inc. ·
Incorporated by reference to Post-Effective Amendment No. 50 to Registration
Statement on Form N-4 (File No. 033-75962), as filed on June 15, 2007.

(9)	Opinion and Consent of Counsel
(10)	Consent of Independent Registered Public Accounting Firm
(11)	Not applicable
(12)	Not applicable

(13.1)	Powers of Attorney
(13.2)	Authorizations for Signatures ·Incorporated by reference to Post-Effective
Amendment No. 5 to Registration Statement on Form N-4 (File No. 033-75986), as
filed on April 12, 1996.

Item 25. Directors and Officers of the Depositor*

Name and Principal Business Address Catherine H. Smith[1] Thomas J. McInerney[1] Donald W. Britton[2] Robert G. Leary[3] Ewout L. Steenbergen[3]	Positions and Offices with Depositor President and Director Director and Chairman Director Director Director, Executive Vice President and Chief Financial Officer

Lynne R. Ford[3] Michael S. Smith[4]

Steven T. Pierson[2] Sue A. Collins[1] Boyd G. Combs[2] Brian D. Comer[1] Ralph R. Ferraro[1] Mark B. Kaye[4] Richard T. Mason[1] Shaun P. Mathews[5] Timothy T. Matson[1] David S. Pendergrass[2] Stephen J. Preston[4] Ronald R. Barhorst[1] Bradley E. Barks[2]

Executive Vice President Director

Senior Vice President and Chief Accounting Officer Senior Vice President and Chief Actuary Senior Vice President, Tax Senior Vice President Senior Vice President Senior Vice President Senior Vice President Senior Vice President Senior Vice President Senior Vice President and Treasurer Senior Vice President Vice President Vice President

Name and Principal Business Address M. Bishop Bastien 980 Ninth Street Sacramento, CA 95814

Jeoffrey A. Block[6] Dianne Bogoian[1]

Mary A. Broesch[4] Cynthia M. Brooks[2] Kevin P. Brown[1] Anthony V. Camp[1] Kevin L. Christensen[6] Nancy D. Clifford[1]

Ida I. Colon[1] Matthew L. Condos[1] Patricia M. Corbett[6] Kimberly Curley[7] William Delahanty[2] Joseph Elmy[2] Patricia L. Engelhardt[1] Ronald E. Falkner[1] John P. Foley[2] Julie A. Foster[6] Molly A. Garrett[1] Robert A. Garrey[1] Lisa S. Gilarde[1]

Positions and Offices with Depositor Vice President

Vice President Vice President

Vice President and Actuary Vice President Vice President Vice President Vice President Vice President

Vice President and Chief Compliance Officer Vice President and Actuary Vice President Vice President and Actuary Vice President Vice President, Tax Vice President Vice President, Corporate Real Estate Vice President, Investments Vice President Vice President Vice President Vice President

Name and Principal Business Address Brian K. Haendiges[1] Daniel P. Hanlon[1] Terry D. Harrell 7695 N. High Street Columbus, OH 43235

Christine Hurtsellers[2] Mark E. Jackowitz

22 Century Hill Drive, Suite 101 Latham, NY 12110

William S. Jasien

12701 Fair Lakes Circle, Ste. 470 Fairfax, VA 22033

David A. Kelsey[1] Kenneth E. Lacy[2]

Richard K. Lau[4] William H. Leslie, IV1 Frederick C. Litow[2] Laurie A. Lombardo[1] William L. Lowe[1] Alan S. Lurty[4] Christopher P. Lyons[2] Gilbert E. Mathis[2] Gregory R. Michaud[2] Paul L. Mistretta[2] Pamela L. Mulvey[1] Brian J. Murphy[1]

Positions and Offices with Depositor Vice President Vice President Vice President

Vice President Vice President

Vice President

Vice President Vice President

Vice President and Actuary Vice President and Actuary Vice President Vice President Vice President Vice President Vice President, Investments Vice President, Investments Vice President, Investments Vice President Vice President Vice President

Name and Principal Business Address Michael J. Murphy[4] Todd E. Nevenhoven[6] Tracey Polsgrove[1] Deborah J. Prickett[6] Robert A. Richard[1] Linda E. Senker[4] Spencer T. Shell[2]

Positions and Offices with Depositor Vice President Vice President Vice President and Actuary Vice President Vice President Vice President, Compliance

Vice President, Assistant Treasurer and Assistant Secretary

Frank W. Snodgrass 9020 Overlook Blvd. Brentwood, TN 37027

Christina M. Starks 2000 21st Avenue NW Minot, North Dakota 58703

Carl P. Steinhilber[1] Sandra L. Stokley[6]

Alice Su4

Lisa A. Thomas[1] Eugene M. Trovato[1] Mary A. Tuttle[7] William J. Wagner[7] Kurt W. Wassenar[2] Christopher R. Welp[6] Mary Bebe Wilkinson[3] Kristi L. Wohlwend[6] Scott N. Shepherd[1]

Vice President

Vice President

Vice President Vice President

Vice President and Actuary

Vice President and Appointed Actuary Vice President Vice President Vice President Vice President, Investments Vice President Vice President Vice President, Compliance Actuary

Name and Principal Business Address Joy M. Benner[8] Armand Aponte[3] Eric G. Banta[7] Jane A. Boyle[1] Linda H. Freitag[2] Beth Halberstadt[9] Daniel F. Hinkel[2] Joseph D. Horan[2] Megan A. Huddleston[1] Rita J. Kummer[2] Susan A. Masse[1] Terri W. Maxwell[2] James M. May, III[2] James Mayer[9] Tina M. Nelson[8] Melissa A. O’Donnell[8] Randall K. Price[7] Patricia M. Smith[1] Susan M. Vega[8] Diane I. Yell[10] Terry L. Owens[2] James H. Taylor[2]

Positions and Offices with Depositor Secretary Assistant Secretary Assistant Secretary Assistant Secretary Assistant Secretary Assistant Secretary Assistant Secretary Assistant Secretary Assistant Secretary Assistant Secretary Assistant Secretary Assistant Secretary Assistant Secretary Assistant Secretary Assistant Secretary Assistant Secretary Assistant Secretary Assistant Secretary Assistant Secretary Assistant Secretary Tax Officer Tax Officer

*	These individuals may also be directors and/or officers of other affiliates of the Company.

1	The principal business address of these directors and these officers is One Orange Way
	Windsor,	Connecticut 06095.
2	The principal business address of this director and these officers is 5780 Powers Ferry Road,
	N.	W., Atlanta, Georgia 30327.
3	The principal business address of these directors and these officers is 230 Park Avenue,
	New	York, New York 10169.
4	The principal business address of this director and these officers is 1475 Dunwoody Drive,
	West	Chester, Pennsylvania 19380-1478.
5	The principal business address of this officer is 10 State House Square, Hartford,
	Connecticut	06103.
6	The principal business address of these officers is 909 Locust Street, Des Moines, Iowa
50309.
7	The principal business address of these officers is 1290 Broadway, Denver, Colorado
80203.
8	The principal business address of these officers is 20 Washington Avenue South,
	Minneapolis,	Minnesota 55401.
9	The principal business address of these officers is One Heritage Drive, North Quincy,
	Massachusetts	02171-2105.
10	The principal address of this officer is 100 Washington Square, Minneapolis, Minnesota
55401.

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

Incorporated herein by reference to Item 28 in Post-Effective Amendment No. 28 to Registration Statement on Form N-6 for Select*Life Variable Account of ReliaStar Life Insurance Company (File No. 033-57244), as filed with the Securities and Exchange Commission on April 6, 2010.

Item 27. Number of Contract Owners

As of February 28, 2010, there were 53,116 individuals holding interests in variable annuity contracts funded through Variable Annuity Account B of ING Life Insurance and Annuity Company.

Item 28. Indemnification

Section 33-779 of the Connecticut General Statutes (“CGS”) provides that a corporation may provide indemnification of or advance expenses to a director, officer, employee or agent only as permitted by Sections 33-770 to 33-778, inclusive, of the CGS. Reference is hereby made to Section 33-771(e) of the CGS regarding indemnification of directors and Section 33-776(d) of CGS regarding indemnification of officers, employees and agents of Connecticut corporations. These statutes provide in general that Connecticut corporations incorporated prior to January 1, 1997 shall, except to the extent that their certificate of incorporation expressly provides otherwise, indemnify their directors, officers, employees and agents against “liability” (defined as the obligation to pay a judgment, settlement, penalty, fine, including an excise tax assessed with respect to an employee benefit plan, or reasonable expenses incurred with respect to a proceeding) when (1) a determination is made pursuant to Section 33-775 that the party seeking indemnification has met the standard of conduct set forth in Section 33-771 or (2) a court has determined that indemnification is appropriate pursuant to Section 33-774. Under Section 33-775, the determination of and the authorization for indemnification are made (a) by two or more disinterested directors, as defined in Section 33-770(3); (b) by special legal counsel; (c) by the shareholders; or (d) in the case of indemnification of an officer, agent or employee of the corporation, by the general counsel of the corporation or such other officer(s) as the board of directors may specify. Also, Section 33-772 with Section 33-776 provide that a corporation shall indemnify an individual who was wholly successful on the merits or otherwise against reasonable expenses incurred by him in connection with a proceeding to which he was a party because he is or was a director, officer, employee, or agent of the corporation. Pursuant to Section 33-771(d), in the case of a proceeding by or in the right of the corporation or with respect to conduct for which the director, officer, agent or employee was adjudged liable on the basis that he received a financial benefit to which he was not entitled, indemnification is limited to reasonable expenses incurred in connection with the proceeding against the corporation to which the individual was named a party.

A corporation may procure indemnification insurance on behalf of an individual who is or was a director of the corporation. Consistent with the laws of the State of Connecticut, ING America Insurance Holdings, Inc. maintains Professional Liability and fidelity bond insurance policies issued by an international insurer. The policies cover ING America Insurance Holdings, Inc. and any company in which ING America Insurance Holdings, Inc. has a controlling financial interest of 50% or more. These policies include the principal underwriter, as well as the depositor and any/all assets under the care, custody and control of ING America Insurance Holdings, Inc. and/or its subsidiaries. The policies provide for the following types of coverage: errors and omissions/professional liability, employment practices liability and fidelity/crime.

Section 20 of the ING Financial Advisers, LLC Limited Liability Company Agreement executed as of November 28, 2000 provides that ING Financial Advisers, LLC will indemnify certain persons against any loss, damage, claim or expenses (including legal fees) incurred by such person if he is made a party or is threatened to be made a party to a suit or proceeding because he was a member, officer, director, employee or agent of ING Financial Advisers, LLC, as long as he acted in good faith on behalf of ING Financial Advisers, LLC and in a manner reasonably believed to be within the scope of his authority. An additional condition requires that no person shall be entitled to indemnity if his loss, damage, claim or expense was incurred by reason of his gross negligence or willful misconduct. This indemnity provision is authorized by and is consistent with Title 8, Section 145 of the General Corporation Law of the State of Delaware.

Item 29. Principal Underwriter

(a)	In addition to serving as the principal underwriter for the Registrant, ING Financial Advisers, LLC acts as the principal underwriter for Variable Life Account B of ING Life Insurance and Annuity Company (ILIAC), Variable Annuity Account C of ILIAC, Variable Annuity Account I of ILIAC and Variable Annuity Account G of ILIAC (separate accounts of ILIAC registered as unit investment trusts under the 1940 Act). ING Financial Advisers, LLC is also the principal underwriter for (i) Separate Account N of ReliaStar Life Insurance Company (RLIC) (a separate account of RLIC registered as a unit investment trust under the 1940 Act.), (ii) ReliaStar Select Variable Account of ReliaStar Life Insurance Company (a separate account of RLIC registered as a unit investment trusts under the 1940 Act), (iii) MFS ReliaStar Variable Account (a separate account of RLIC registered as a unit investment trusts under the 1940 Act), (iv) Northstar Variable Account (a separate account of RLIC registered as a unit investment trusts under the 1940 Act) (v) ReliaStar Life Insurance Company of New York Variable Annuity Funds A, B, C (a management investment company registered under the 1940 Act), (vi) ReliaStar Life Insurance Company of New York Variable Annuity Funds D, E, F, G, H, I (a management investment company registered under the 1940 Act), (vii) ReliaStar Life Insurance Company of New York Variable Annuity Funds M, P, and Q (a management investment company registered under the1940 Act), and (viii) ReliaStar Life Insurance Company of New York Variable Annuity Funds M P (a management investment company registered under the1940 Act).
(b)	The following are the directors and officers of the Principal Underwriter:

Name and Principal Business Address Ronald R. Barhorst 4225 Executive Square La Jolla, California 92037

Randall L. Ciccati[1]

Brian D. Comer[1] William Wilcox[1] Boyd G. Combs[2] Daniel P. Hanlon[1] William Jasien[3] M. Bishop Bastien 980 Ninth Street Sacramento, CA 95814

Nancy B. Bocella[1] Dianne Bogoian[1] Anthony V. Camp, Jr.[1] Mary Kathleen Carey-Reid[1] Nancy D. Clifford[1]

Positions and Offices with Principal Underwriter Director and President

Director

Director and Senior Vice President Director Senior Vice President, Tax Senior Vice President Senior Vice President Vice President

Vice President Vice President Vice President Vice President Vice President

Name and Principal Business Address

Chris Cokinis[4] William P. Elmslie New York, New York

Joseph J. Elmy[2] Brian K. Haendiges[1] Bernard P. Heffernon 10740 Nall Ave., Ste. 120 Overland Park, KS 66211

Mark E. Jackowitz

22 Century Hill Dr., Ste 101 Latham, NY 12110

Dave Kaherl[1] David Kelsey[1] Barbara Kesterson[4] Christina Lareau[1] George D. Lessner, Jr. Richardson, Texas

Katherine E. Lewis

2675 N Mayfair Road, Ste. 501 Milwaukee, WI 53226

David J. Linney

2900 N. Loop W., Ste. 180 Houston, TX 77092

Frederick C. Litow[2] Mark R. Luckinbill 2841 Plaza Place, Ste. 210 Raleigh, NC 27612

Richard T. Mason[1] Pamela L. Mulvey[1] Brian J. Murphy[1]

Positions and Offices with Principal Underwriter

Vice President Vice President

Vice President, Tax Vice President Vice President

Vice President

Vice President Vice President Vice President Vice President Vice President

Vice President

Vice President

Vice President Vice President

Vice President Vice President Vice President

Name and Principal Business Address Scott T. Neeb 4600 Ulster Street Denver, CO 80237

David Pendergrass[2] Ethel Pippin[1] Michael J. Pise[1]

Spencer T. Shell[2] Frank W. Snodgrass 150 4th Ave., N., Ste. 410 Nashville, TN 37219

Christina M. Starks 2000 21st Avenue NW Minot, North Dakota 58703

Carl P. Steinhilber[1] S. Bradford Vaughan, Jr. 601 Union St., Ste. 810 Seattle, WA 98101

Judeen T. Wrinn[1]

Nancy S. Stillman[1] William Wilcox[1] Kristin H. Hultgren[1] Joy M. Benner[5] John Cecere[1] Tina M. Nelson[5] Melissa A. O’Donnell[5] Randall K. Price[5] Susan M. Vega[5]

Positions and Offices with Principal Underwriter Vice President

Vice President and Treasurer Vice President Vice President

Vice President and Assistant Treasurer Vice President

Vice President

Vice President Vice President

Vice President

Assistant Vice President Chief Compliance Officer Chief Financial Officer Secretary Assistant Secretary Assistant Secretary Assistant Secretary Assistant Secretary Assistant Secretary

Name and Principal Business Address Glenn A. Black[2] Terry L. Owens[2] James H. Taylor[2]	Positions and Offices with Principal Underwriter Tax Officer Tax Officer Tax Officer

1	The principal business address of these directors and these officers is One Orange Way, Windsor, Connecticut 06095-4774.
2	The principal business address of these officers is 5780 Powers Ferry Road, N.W., Atlanta, Georgia 30327.
3	The principal business address of these officers is 12701 Fair Lakes Circle, Suite 470, Fairfax, Virginia 22033.
4	The principal business address of these officers is 909 Locust Street, Des Moines, Iowa 50309.
5	The principal business address of these officers is 20 Washington Avenue South, Minneapolis, Minnesota 55401.
(c)	Compensation to Principal Underwriter:

(1)	(2)	(3)	(4)	(5)

Name of	Net Underwriting	Compensation
Principal	Discounts and	on Redemption	Brokerage
Underwriter	Commissions	or Annuitization	Commissions	Compensation*

ING Financial				$1,658,134.85
Advisers, LLC

*	Reflects compensation paid to ING Financial Advisers, LLC attributable to regulatory and operating expenses associated with the distribution of all registered variable annuity products issued by Variable Annuity Account B of ING Life Insurance and Annuity Company during 2009.

Item 30. Location of Accounts and Records

All accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the rules under it relating to the securities described in and issued under this Registration Statement are maintained by ING Life Insurance and Annuity Company at One Orange Way, Windsor, Connecticut 06095-4774 and at ING Americas at 5780 Powers Ferry Road, Atlanta, Georgia 30327-4390.

Item 31. Management Services

Not applicable

Item 32. Undertakings

Registrant hereby undertakes:

(a)	to file a post-effective amendment to this registration statement on Form N-4 as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen months old for as long as payments under the variable annuity contracts may be accepted;
(b)	to include as part of any application to purchase a contract offered by a prospectus which is part of this registration statement on Form N-4, a space that an applicant can check to request a Statement of Additional Information; and
(c)	to deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ING Life Insurance and Annuity Company represents that the fees and charges deducted under the contracts covered by this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

SIGNATURES

As required by the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant, Variable Annuity Account B of ING Life Insurance and Annuity Company, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment to its Registration Statement on Form N-4 (File No. 033-75998) and has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the Town of Windsor, State of Connecticut, on the 16th day of April, 2010.

VARIABLE ANNUITY ACCOUNT B OF

ING LIFE INSURANCE AND ANNUITY COMPANY

(Registrant)

By:	ING LIFE INSURANCE AND ANNUITY
COMPANY
(Depositor)

By:	Catherine H. Smith*
Catherine H. Smith President (principal executive officer)

As required by the Securities Act of 1933, this Post-Effective Amendment No. 27 to the Registration Statement has been signed by the following persons in the capacities and on the date indicated.

Signature	Title	Date

Catherine H. Smith*	President and Director	)
Catherine H. Smith	(principal executive officer))
)
Thomas J. McInerney*	Director and Chairman	) April
Thomas J. McInerney		) 16, 2010
)
Donald W. Britton*	Director	)
Donald W. Britton		)
)
Robert G. Leary*	Director	)
Robert G. Leary		)
)
Ewout L. Steenbergen*	Director, Executive Vice President and Chief Financial	)
Ewout L. Steenbergen	Officer	)
)
Michael S. Smith*	Director	)
Michael S. Smith		)
)

Steven T. Pierson*	Senior Vice President and Chief Accounting Officer	)
Steven T. Pierson		)

By: /s/Michael A. Pignatella
Michael A. Pignatella
*Attorney-in-Fact

VARIABLE ANNUITY ACCOUNT B
EXHIBIT INDEX
Exhibit No.	Exhibit
24(b)(9)	Opinion and Consent of Counsel
24(b)(10)	Consent of Independent Registered Public Accounting Firm
24(b)(13.1)	Powers of Attorney